Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 18, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UWHARRIE CAPITAL CORP
Entity Central Index Key	0000898171
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 27,373,761
Entity Common Stock, Shares Outstanding		7,502,496

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 8,877	$ 7,487
Interest-earning deposits with banks	72,851	21,200
Securities available for sale, at fair value	91,638	88,661
Loans held for sale	5,373	1,958
Loans:
Loans held for investment	329,183	366,675
Less allowance for loan losses	(6,801)	(6,815)
Net loans held for investment	322,382	359,860
Premises and equipment, net	14,952	15,076
Interest receivable	1,753	2,084
Restricted stock	2,265	2,486
Bank owned life insurance	6,394	6,171
Goodwill	987	987
Other real estate owned	8,713	10,258
Prepaid assets	635	1,347
Other assets	9,174	9,327
Total assets	545,007	526,902
Deposits:
Demand noninterest-bearing	70,347	62,339
Interest checking and money market accounts	211,066	185,539
Savings deposits	43,336	39,273
Time deposits, $100,000 and over	53,449	58,274
Other time deposits	79,414	85,913
Total deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Long-term debt	12,673	25,233
Interest payable	270	301
Other liabilities	11,449	3,636
Total liabilities	500,694	481,299
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Discount on preferred stock	(100)	(200)
Common stock, $1.25 par value: 20,000,000 shares authorized; 7,502,496 and 7,593,929 shares issued and outstanding	9,378	9,492
Additional paid-in capital	12,201	12,661
Unearned ESOP compensation	(875)	(772)
Undivided profits	10,138	10,379
Accumulated other comprehensive income	1,487	2,194
Total shareholders' equity	42,729	44,254
Total liabilities and shareholders' equity	545,007	526,902
Preferred Stock Series A
SHAREHOLDERS' EQUITY
Preferred stock, no par value: 10,000,000 shares authorized; 10,000 shares of series A issued and outstanding 500 shares of series B issued and outstanding	10,000	10,000
Preferred Stock Series B
SHAREHOLDERS' EQUITY
Preferred stock, no par value: 10,000,000 shares authorized; 10,000 shares of series A issued and outstanding 500 shares of series B issued and outstanding	500	500
Common Stock | Employee Stock Ownership Plan (ESOP)
Deposits:
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP) (Note 17)	$ 1,584	$ 1,349

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,502,496	7,593,929
Common stock, shares outstanding	7,502,496	7,593,929
Preferred Stock Series A
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Preferred Stock Series B
Preferred stock, shares issued	500	500
Preferred stock, shares outstanding	500	500

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 19,724	$ 21,609	$ 21,616
Investment securities:
US Treasury	581	742	612
US Government agencies and corporations	1,105	1,035	1,896
State and political subdivisions	324	371	319
Interest-earning deposits with banks and federal funds sold	137	65	44
Total interest income	21,871	23,822	24,487
Interest Expense
Interest checking and money market accounts	542	785	971
Savings deposits	197	286	327
Time deposits, $100,000 and over	802	1,106	1,192
Other time deposits	1,008	1,138	1,684
Short-term borrowed funds	353	354	693
Long-term debt	796	1,068	1,084
Total interest expense	3,698	4,737	5,951
Net interest income	18,173	19,085	18,536
Provision for loan losses	1,832	3,456	4,919
Net interest income after provision for loan losses	16,341	15,629	13,617
Noninterest Income
Service charges on deposit accounts	1,723	1,837	2,219
Other service fees and commissions	3,178	3,409	2,883
Gain (loss) on sale of securities	1,286	933	1,484
Income from mortgage loan sales	3,740	1,806	3,172
Other income	748	271	140
Total noninterest income	10,675	8,256	9,898
Noninterest Expense
Salaries and employee benefits	12,891	12,121	11,648
Net occupancy expense	1,155	1,165	1,193
Equipment expense	733	758	769
Data processing costs	889	858	853
Office supplies and printing	334	337	384
Foreclosed real estate expense	2,994	489	387
Professional fees and services	588	1,488	1,230
Marketing and donations	691	769	1,291
Electronic banking expense	951	875	811
Software amortization and maintenance	576	573	542
FDIC insurance	693	750	795
Goodwill Impairment	987
Other noninterest expense	2,765	2,606	2,748
Total noninterest expense	26,247	22,789	22,651
Income before income taxes	769	1,096	864
Income taxes	365	196	151
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	$ (241)	$ 255	$ 68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 404	$ 900	$ 713
Other comprehensive income (loss):
Unrealized gains on available for sale securities	2,356	3,759	390
Related tax effect	(859)	(1,327)	(156)
Reclassification of losses (gains) recognized in net income	(1,286)	(933)	(1,484)
Related tax effect	496	360	572
Total other comprehensive income (loss)	707	1,859	(678)
Comprehensive income	$ 1,111	$ 2,759	$ 35

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Number Common Shares Issued	Preferred Stock Series A USD ($)	Preferred Stock Series B USD ($)	Discount on Preferred Stock USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Unearned ESOP Compensation USD ($)	Undivided Profits USD ($)	Accumulated Other Comprehensive Income ( Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 44,024		$ 10,000	$ 500	$ (400)	$ 9,492	$ 14,030	$ (667)	$ 10,056	$ 1,013
Beginning balance, shares at Dec. 31, 2009		7,593,929
Net income	713								713
Other comprehensive income (loss)	(678)									(678)
Release of ESOP shares	75							75
Increase in ESOP notes receivable	(100)							(100)
Stock compensation expense	4						4
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2010	43,493		10,000	500	(300)	9,492	14,034	(692)	10,124	335
Ending balance, shares at Dec. 31, 2010		7,593,929
Net income	900								900
Other comprehensive income (loss)	1,859									1,859
Release of ESOP shares	53						(28)	81
Increase in ESOP notes receivable	(161)							(161)
Stock compensation expense	4						4
Reclass of redeemable ESOP stock	(1,349)						(1,349)
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2011	44,254		10,000	500	(200)	9,492	12,661	(772)	10,379	2,194
Ending balance, shares at Dec. 31, 2011	7,593,929	7,593,929
Net income	404								404
Repurchase of common stock	(304)					(113)	(191)
Repurchase of common stock, shares		(90,260)
Retirement of common stock						(1)	1
Retirement of common stock, shares		(1,173)
Other comprehensive income (loss)	(707)									(707)
Release of ESOP shares	48						(39)	87
Increase in ESOP notes receivable	(190)							(190)
Stock compensation expense	4						4
Reclass of redeemable ESOP stock	(235)						(235)
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2012	$ 42,729		$ 10,000	$ 500	$ (100)	$ 9,378	$ 12,201	$ (875)	$ 10,138	$ 1,487
Ending balance, shares at Dec. 31, 2012	7,502,496	7,502,496

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 404	$ 900	$ 713
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	954	838	815
Net amortization of security premiums/discounts	1,334	865	412
Impairment of goodwill	987
Net amortization of mortgage servicing rights	908	670	869
Impairment of foreclosed real estate	2,365	212	125
Provision for loan losses	1,832	3,456	4,919
Deferred income taxes	(1,134)	1,000	(1,091)
Stock compensation	4	4	4
Net realized (gains) loss on sales / calls available for sale securities	(1,286)	(933)	(1,484)
Income from mortgage loan sales	(3,740)	(1,806)	(3,172)
Proceeds from sales of loans held for sale	126,189	70,251	110,374
Origination of loans held for sale	(125,864)	(64,116)	(111,973)
(Gain) loss on sale of premises, equipment and other assets	(252)	13	71
Increase in cash surrender value of life insurance	(223)	(196)	(261)
Loss on sales of foreclosed real estate	55	68	332
Release of ESOP shares	48	53	75
Net change in interest receivable	331	324	(331)
Net change in other assets	(3,742)	(1,910)	(532)
Net change in interest payable	(31)	(41)	(54)
Net change in other liabilities	431	621	(54)
Net cash provided (used) by operating activities	(420)	10,273	(243)
Cash flows from investing activities
Proceeds from sales, maturities and calls of securities available for sale	57,274	38,648	53,013
Purchase of securities available for sale	(61,369)	(28,020)	(71,430)
Net (increase) decrease in loans	32,739	6,259	(34,866)
Proceeds from sale of premises, equipment and other assets	5,169
Purchase of premises and equipment	(830)	(1,373)	(1,725)
Proceeds from sales of foreclosed real estate	1,844	611	733
Investment in other assets	(346)	(181)	(240)
Net (increase) decrease in Federal Home Loan Bank stock	1,024	766	(51)
Net cash provided (used) by investing activities	35,505	16,710	(54,566)
Cash flows from financing activities
Net increase (decrease) in deposit accounts	26,274	(2,695)	57,259
Net increase (decrease) in short-term borrowed funds	(2,101)	309	(6,458)
Net increase (decrease) in long-term debt	(12,560)	(10,060)	4,942
Net proceeds from issuance of junior subordinated debt		1,962	2,476
Proceeds from preferred stock offering	7,382
Repayment of junior subordinated debt		(730)
Increase in unearned ESOP compensation	(190)	(161)	(100)
Repurchase of common stock	(304)
Dividend and discount accretion on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	17,956	(11,920)	57,574
Increase (decrease) in cash and cash equivalents	53,041	15,063	2,765
Cash and cash equivalents, beginning of year	28,687	13,624	10,859
Cash and cash equivalents, end of year	81,728	28,687	13,624
Supplemental disclosures of cash flow information
Interest paid	3,729	4,778	6,005
Income taxes paid	270	220	1,274
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(707)	1,859	(678)
Loans transferred to foreclosed real estate	2,907	9,127	2,148
Company financed sales of other real estate owned	(188)		(2,450)
Mortgage servicing rights capitalized	1,237	679	1,113
Preferred stock dividend accrued	$ (68)	$ (68)	$ (68)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 1 - Significant Accounting Policies

Nature of Business

Uwharrie Capital Corp (the “Company”) was incorporated under North Carolina law for the purpose of becoming the holding company for Bank of Stanly (“Stanly”). On July 1, 1993, Stanly became a wholly-owned subsidiary of the Company through a one-for-one exchange of the common stock of Stanly for common stock of the Company.

Stanly was incorporated on September 28, 1983, under the laws of the State of North Carolina and began operations on January 26, 1984 in Albemarle, North Carolina. Deposits with Stanly are insured by the Federal Deposit Insurance Corporation (“FDIC”). Stanly is under regulation of the Federal Reserve, the FDIC and the North Carolina State Banking Commission. Through its six branch locations in Stanly County, Stanly provides a wide range of deposit accounts, commercial, consumer, home equity and residential mortgage loans, safe deposit boxes and automated banking.

In 1987, Stanly established a wholly-owned subsidiary, BOS Agency, Inc. (“BOS Agency”), which engages in insurance product sales. In 1989, Stanly established a second wholly-owned subsidiary, BOS Financial Corporation, for the purpose of conducting business as a broker/dealer in securities. During 1993, BOS Financial Corporation changed its name to The Strategic Alliance Corporation (“Strategic Alliance”) and was registered as a broker/dealer and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company formed a new subsidiary, Strategic Investment Advisors, Inc. (“SIA”), during 1999 to provide investment advisory and asset management services. This subsidiary is registered as an investment advisor with the Securities and Exchange Commission.

On January 19, 2000, the Company completed its acquisition of Anson BanCorp, Inc. and its subsidiary, Anson Savings Bank. The savings bank retained its North Carolina savings bank charter and became a wholly-owned subsidiary of Uwharrie Capital Corp as Anson Bank & Trust Company (“Anson”), operating out of its main office branch in Wadesboro.

On August 4, 2000, Stanly acquired another subsidiary, Gateway Mortgage, Inc. (“Gateway”), a mortgage origination company. This company is currently inactive and does not affect the consolidated financials.

On April 10, 2003, the Company capitalized a new wholly-owned subsidiary bank, Cabarrus Bank & Trust Company (“Cabarrus”), located in Concord, North Carolina. As of that date, Cabarrus purchased two branch offices located in Cabarrus County from Stanly to begin its operation. Cabarrus operates as a commercial bank and provides a full range of banking services.

On April 7, 2004 Uwharrie Mortgage, Inc. was established as a subsidiary of the Company to serve in the capacity of trustee and substitute trustee under deeds of trust.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Stanly, Anson, Cabarrus, SIA and Stanly’s subsidiaries, BOS Agency and Strategic Alliance. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses.

Cash and Cash Equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet captions “Cash and due from banks” and “Interest-earning deposits with banks.”

Investment Securities Available for Sale

Investment securities available for sale consist of bonds, mortgage backed securities and collateralized mortgage obligations (CMOs) not classified as trading securities nor as held to maturity securities. Unrealized holding gains and losses on available for sale securities are reported as a net amount in other comprehensive income, net of income taxes. Gains and losses on the sale of available for sale securities are determined using the specific identification method. Declines in the fair value of individual available for sale securities below their cost that are other than temporary would result in write-downs of the individual securities to their fair value. Such write-downs would be included in earnings as realized losses. Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. The allowance if any would not have a material impact on the financial statements.

Loans

The Company divides the loans it grants into two segments, commercial and noncommercial loans. Commercial loans are broken down into the following classes: commercial loans, real estate commercial loans and other real estate construction loans. Noncommercial loans are divided into the following classes: real estate 1-4 family construction, real estate 1-4 family residential loans, home equity loans, consumer loans and other loans. The ability of the Company’s borrowers to honor their contracts is largely dependent upon the real estate and general economic conditions in the Company’s market area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these impaired loans is accounted for on the cash-basis until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, generally a minimum of six months of sustained performance is required.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated both individually and collectively by loan class on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory examiners may require the Company to recognize adjustments to the allowance for loan losses based on their judgment about information available to them at the time of their assessment.

The Company has different specific risks identified within the loan segments. Specific risks within the commercial loan segment arise with borrowers that are experiencing diminished operating cash flows, depreciated collateral values or prolonged sales and rental absorption periods. Concentrations within the portfolio if unmanaged, pose additional risk. Occasionally, the Bank will purchase participation loans from other institutions and if not independently underwritten by the purchaser, could carry additional risk. Generally, owner-occupied real estate loans carry less risk than non-owner occupied. Specific risks within the non-commercial portfolio tend to be tied to economic factors including high unemployment and decreased real estate values. Risk to the Bank is greater as home values deteriorate more rapidly than amortization in a loan, leaving little to no equity in properties, especially in junior lien positions. Concentration in the portfolio, such as home equity lines of credit, could pose additional risk if not appropriately managed.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Troubled debt restructure loans (TDR) are considered to be impaired loans and are individually evaluated for impairment.

Homogeneous loans are collectively evaluated by loan class for impairment. However, homogeneous loans will be evaluated individually for impairment if such a loan is deemed impaired.

The portion of the Company’s allowance for loan loss model related to general reserves captures the mean loss of individual loans and the rare event of severe loss that can occur within the loan portfolio. Specifically, the Company calculates probable losses on loans by computing a probability of loss and expected loss scenario by FDIC call report codes. Together, these components created from Ordinary Least Squares (OLS) Regression of historical losses against multiple Macro-Economic factors make up the basis of the allowance model. The loans that are impaired and included in the specific reserve are excluded from these calculations.

In the fourth quarter of 2012, the Company updated its allowance for loan loss model to more accurately assess the probability of losses inherent in the loan portfolio as of December 31, 2012. The probabilities of default that the Company acquires from a third party vendor are associated with a two year horizon, while the allowance for loan loss is deemed to have a one year horizon. Therefore, we updated the model to account for this horizon; converting the two year probability of default into a one year probability of default for each obligator. At this time the Company also updated the data inputs into the model; specifically the OLS regression coefficient and the probability of defaults obtained from a third party vendor. The net result of these changes was to lower the allowance for loan loss by approximately $176,000.

Mortgage Servicing Rights

The Company capitalizes mortgage servicing rights when loans are either securitized or sold and the loan servicing is retained. The cost of servicing rights is amortized in proportion to and over the estimated period of net servicing revenues. The amortization of servicing rights is recognized in the statement of income as an offset to other noninterest income. Servicing assets are evaluated for impairment based upon the fair value. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Real Estate

Real estate properties acquired through foreclosure or other proceedings are initially recorded at fair value upon foreclosure, establishing a new cost basis. At foreclosure, valuations are performed and the foreclosed property is adjusted to the lower of cost or fair value of the properties, less costs to sell. Any write-down at the time of transfer to foreclosed properties is charged to the allowance for loan losses. Subsequent write-downs are charged to other expenses, and costs related to the improvement of the property are capitalized if the current fair value will allow it, if not these costs are expensed also. Property is evaluated regularly to ensure that the recorded amount is supported by its current fair value.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Additions and major replacements or betterments which extend the useful lives of premises and equipment are capitalized. Maintenance, repairs and minor improvements are expensed as incurred. Depreciation is computed principally by the straight-line method over estimated useful lives, except in the case of leasehold improvements, which are amortized over the term of the leases, if shorter. Useful lives range from five to seven years for furniture, fixtures and equipment, to ten to thirty-nine years for leasehold improvements and buildings, respectively. Upon retirement or other disposition of the assets, the cost and the related accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

Restricted Stock

As a requirement for membership, the banks invest in the stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Federal Reserve Bank (“FRB”). These investments are carried at cost. Due to the redemption provisions of these investments, the Company estimated that fair value approximates cost and that this investment was not impaired.

Goodwill

The Goodwill on the Company’s Balance sheet was a result of the acquisition of Anson Bancorp, Inc. and its subsidiary, Anson Savings Bank in 2000. Goodwill is evaluated for impairment annually or more frequently if circumstances indicate potential impairment. During the annual impairment testing in the fourth quarter of 2012, the $987 thousand of Goodwill was evaluated, deemed impaired and the full amount was written off. The Company’s goodwill impairment was driven by the continued low interest rate environment, slowed loan growth, and increased regulatory costs of conducting banking business. These factors combined, affected our future estimated earnings projections, and had a direct impact on the impairment of goodwill. Using the income approach (1) , the Company’s step 1 analysis indicated goodwill was impaired. Upon initial indication of impairment in step 1, GAAP requires management to perform a step 2 evaluation that consists of valuing each asset and liability on the balance sheet to determine if the recorded goodwill is impaired. Management determined impairment could be traced to the perceived credit and liquidity discount inherent within the balance sheet.

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). The cost of employee services received in exchange for an award based on the grant-date fair value of the award. Excess tax benefits are reported as financing cash inflows in the consolidated statement of cash flows.

(1)	The income approach is the present value of future benefits (either earnings or net cash flows) that can be estimated by discounting them back to the present at a rate determined to be appropriate for an investment entity such as a reporting unit, when evaluating Goodwill. Management used a discount rate of 14.2%.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return and separate North Carolina income tax returns. The provision for income taxes in the accompanying consolidated financial statements is provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The tax returns for the Company are subject to audit for the 2009 fiscal year and thereafter. The Company records penalties and interest related to income taxes as a component of income tax expense.

Fair Value of Financial Instruments

Accounting Standards Codification (ASC) 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.

ASC 820 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which those assets or liabilities are sold and considers assumptions that market participants would use when pricing those assets or liabilities. Fair values determined using Level 1 inputs rely on active and observable markets to price identical assets or liabilities. In situations where identical assets and liabilities are not traded in active markets, fair values may be determined based on Level 2 inputs, which exist when observable data exists for similar assets and liabilities. Fair values for assets and liabilities for which identical or similar assets and liabilities are not actively traded in observable markets are based on Level 3 inputs, which are considered to be unobservable.

Among the Company’s assets and liabilities, investment securities available for sale are reported at their fair values on a recurring basis. Certain other assets are adjusted to their fair value on a nonrecurring basis, including impaired loans, loans held for sale, which are carried at the lower of cost or market, other real estate owned and loan servicing rights, where fair value is determined using similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions; foreclosed real estate, which is carried at lower of cost or fair market value and goodwill, which is periodically tested for impairment. Deposits, short-term borrowings and long-term obligations are not reported at fair value.

Prices for US Treasury are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for mortgage-backed securities, government agency securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for all other non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer. The changes in securities between Level 1 and Level 2 were related to the purchase and sale of several securities and not the transfer of securities.

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment by using one of several methods including collateral value, fair value of similar debt or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the present value of the expected repayments or fair value of collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the underlying collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the underlying collateral is further impaired below the appraised value the Company records the impaired loan as nonrecurring Level 3.

Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional write downs, which are charged to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage servicing assets are evaluated for impairment based upon the fair value. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Comprehensive Income

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale.

As of December 31, 2012 and December 31, 2011, total accumulated other comprehensive income was $1.4 million and $2.2 million, respectively.

Earnings per Common Share

The Company had stock options outstanding of 92,491, 123,570 and 180,571 at December 31, 2012, 2011 and 2010 respectively. All of these options were anti-dilutive.

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. The ESOP effect is the average of the unallocated ESOP shares.

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2012	2011	2010

Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969

Effect of ESOP shares	(130,829)	(126,573)	(108,596)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement”. The purpose of the standard is to clarify and combine fair value measurements and disclosure requirements for U.S. generally accepted accounting principles, or GAAP, and international financial reporting standards, or IFRS. The new standard provides amendments and wording changes used to describe certain requirements for measuring fair value and for disclosing information about fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2011, and should be applied prospectively to the beginning of the annual period of adoption. The adoption of this statement did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, “Comprehensive Income.” This update requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-08, an update to ASC 350 “Intangibles - Goodwill and Other.” This update gives entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In July 2012, the FASB issued ASU 2012-02, an update to ASC 350 “Intangibles Goodwill and Other”. The amendments in the Update are intended to reduce cost and complexity by providing an entity the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The Update also enhances consistency of impairment testing guidance among long-lived asset categories by permitting entities to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. In conducting a qualitative assessment, an entity should consider the extent to which relevant circumstances and events, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. Consideration should also be given as to whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived asset is impaired. Positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived asset is impaired should also be considered. The Update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this update is not expected to have a significant impact on the Company’s financial statements.

In August 2012, the FASB issued ASU 2012-03: Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The amendments in the Update codify various amendments and corrections, and are effective upon issuance (August 27, 2012). The adoption of these changes did not have a significant impact on the Company’s financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this Update cover a wide range of Topics in the Codification, related to technical corrections and improvements and conforming amendments related to fair value measurements. The amendments in this Update represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice. Certain of the amendments are subject to transition guidance, and will be effective for public entities for fiscal periods beginning after December 15, 2012. The adoption of these changes did not have a significant impact on the Company’s financial statements.

From time to time the FASB issues exposure drafts of proposed statements of financial accounting standards. Such exposure drafts are subject to comment from the public, to revisions by the FASB and to final issuance by the FASB as statements of financial accounting standards. Management considers the effect of the proposed statements on the consolidated financial statements of the Company and monitors the status of changes to and proposed effective dates of exposure drafts.

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation. The reclassifications had no effect on net income but shareholders’ equity was restated due to the reclass to mezzanine capital for the ESOP put option.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$18,731	$846	$1	$19,576
U.S. Government agencies	21,689	485	—	22,174
GSE - Mortgage-backed securities and CMO’s	40,766	379	123	41,022
State and political subdivisions	8,165	701	—	8,866

Total securities available for sale	$89,351	$2,411	$124	$91,638

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$32,073	$1,459	$—	$33,532
U.S. Government agencies	19,142	855	—	19,997
GSE - Mortgage-backed securities and CMO’s	24,016	332	85	24,263
State and political subdivisions	10,071	798	—	10,869

Total securities available for sale	$85,302	$3,444	$85	$88,661

At both December 31, 2012 and 2011, the Company owned Federal Reserve stock reported at cost of $802,850 and is included in other assets. Also at December 31, 2012 and 2011, the Company owned Federal Home Loan Bank Stock (FHLB) of $1.5 million and $2.5 million, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership and borrowings with these banks.

Results from sales and calls of securities available for sale for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
	(dollars in thousands)
Gross proceeds from sales and calls	$42,889	$25,568	$40,623

Realized gains from sales	$1,398	$933	$1,960
Realized losses from sales	(112)	—	(476)

Net realized gains (losses)	$1,286	$933	$1,484

At December 31, 2012, 2011 and 2010 securities available for sale with a carrying amount of $48.8 million, $37.7 million and $40.7 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011. These unrealized losses on investment securities are a result of temporary fluctuations in the market prices due to a rise in interest rates, which will adjust if rates decline in a volatile market and are in no way a reflection of the credit quality of the investments. At December 31, 2012, the unrealized losses related to one United States Treasury note and seven mortgage backed securities and at December 31, 2011 the unrealized losses related to three mortgage backed securities.

	Less than 12 Months		12 Months or More		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$2,485	$1	$—	$—	$2,485	$1
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	21,355	123	—	—	21,355	123
State and political subdivisions	—	—	—	—	—	—

	$23,840	$124	$—	$—	$23,840	$124

	Less than 12 Months		12 Months or More		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	9,734	85	—	—	9,734	85
State and political subdivisions	—	—	—	—	—	—

	$9,734	$85	$—	$—	$9,734	$85

Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of quality but that the losses are temporary in nature. At December 31, 2012, the Company did not intend to sell and was not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following table shows contractual maturities of the investment portfolio as of December 31, 2012:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$350	$352
Due after one but within five years	36,756	38,145
Due after five but within ten years	9,980	10,494
Due after ten years	1,499	1,625
Mortgage backed securities	40,766	41,022

	$89,351	$91,638

The mortgage-based securities are shown separately as they are not due at a single maturity date.

Loans Held for Investment	12 Months Ended
Dec. 31, 2012
Loans Held for Investment [Abstract]
Loans Held for Investment

Note 3 - Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2012 and 2011 is as follows:

	2012	2011
	(dollars in thousands)

Commercial
Commercial	$41,390	$45,907
Real estate - commercial	103,304	114,944
Other real estate construction loans	25,052	31,601
Noncommercial
Real estate 1-4 family construction	3,080	5,543
Real estate - residential	93,927	101,847
Home equity	48,517	51,413
Consumer loans	12,986	14,710
Other loans	822	602

	329,078	366,567
Less:
Allowance for loan losses	(6,801)	(6,815)
Deferred loan (fees) costs, net	105	108

Loans held for investment, net	$322,382	$359,860

Although the subsidiary banks’ loan portfolios are diversified, there is a concentration of mortgage real estate loans, primarily one to four family residential mortgage loans, which represent 44.22% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings and equipment that comprise 51.58% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $26.1 million and $33.1 million at December 31, 2012 and 2011, respectively. The nonaccrual status of these loans had the effect of reducing net interest income by $420,805 in 2012 and $571,722 in 2011. Of the $26.1 million in impaired loans at December 31, 2012, $15.0 million were in the commercial segment and carried allowances totaling $1.4 million while $11.1 million were in the noncommercial segment and carried allowances totaling $1.6 million. Of the $33.1 million in impaired loans at December 31, 2011, $18.9 million were in the commercial segment and carried allowances totaling $1.1 million while $14.2 million were in the noncommercial segment and carried allowances totaling $1.5 million. There were no loans 90 past due and still accruing at December 31, 2012 or at December 31, 2011.

Restructured loans at December 31, 2012 totaled $6.8 million of which all $6.8 million are included in the impaired loan total, compared to $6.0 million of which all $6.0 million were included in impaired loans. The carrying value of foreclosed properties held as other real estate was $8.7 million and $10.3 million at December 31, 2012 and 2011, respectively.

The Company had loans of $137.2 million and $143.5 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2012 and 2011, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 are presented below:

Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$2,904	$5,363	$3,195
Provision (recovery) charged to operations	985	1,947	2,737
Charge-offs	(1,167)	(4,417)	(586)
Recoveries	69	11	3

Net (charge-offs)	(1,098)	(4,406)	(583)

Other	—	—	14
Balance, end of year	$2,791	$2,904	$5,363

Non-Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$3,911	$3,704	$2,081
Provision (recovery) charged to operations	847	1,509	2,182
Charge-offs	(824)	(1,419)	(603)
Recoveries	76	122	41

Net (charge-offs)	(748)	(1,297)	(562)

Other	—	(5)	3
Balance, end of year	$4,010	$3,911	$3,704

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2012 and 2011:

December 31, 2012

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,428	$14,979	$1,363	$154,767	$2,791	$169,746
Non-Commercial	1,606	11,128	2,404	148,309	4,010	159,437

Total	$3,034	$26,107	$3,767	$303,076	$6,801	$329,183

December 31, 2011

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,137	$18,882	$1,767	$173,570	$2,904	$192,452
Non-Commercial	1,446	14,207	2,465	159,908	3,911	174,115

Total	$2,583	$33,089	$4,232	$333,478	$6,815	$366,567

December 31, 2010

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$3,601	$32,115	$1,762	$176,957	$5,363	$209,072
Non-Commercial	1,030	11,140	2,674	167,467	3,704	178,607

Total	$4,631	$43,255	$4,436	$344,424	$9,067	$387,679

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2012

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$98	$437	$535	$40,855	$41,390	$—
Real estate - commercial	708	3,032	3,740	99,564	103,304	—
Other real estate construction	12	2,945	2,957	22,095	25,052	—
Real estate construction	—	—	—	3,080	3,080	—
Real estate - residential	1,309	2,507	3,816	90,216	94,032	—
Home equity	162	558	720	47,797	48,517	—
Consumer loan	218	1	219	12,767	12,986	—
Other loans	—	—	—	822	822	—
Deferred cost/fees	—	—	—	—	—	—

Total	$2,507	$9,480	$11,987	$317,196	$329,183	$—

December 31, 2011

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$212	$329	$541	$45,366	$45,907	$—
Real estate - commercial	2,396	2,742	5,138	109,806	114,944	—
Other real estate construction	358	2,084	2,442	29,159	31,601	—
Real estate construction	—	—	—	5,543	5,543	—
Real estate - residential	2,341	2,441	4,782	97,065	101,847	—
Home equity	298	255	553	50,860	51,413	—
Consumer loan	208	11	219	14,491	14,710	—
Other loans	—	—	—	602	602	—

Total	$5,813	$7,862	$13,675	$352,892	$366,567	$—

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accruing 90 days or more until they are paid current or charged off.

The composition of nonaccrual loans by class as of December 31, 2012 and 2011 is as follows:

	2012	2011
	(dollars in thousands)

Commercial	$437	$329
Real estate - commercial	3,032	2,742
Other real estate construction	2,945	2,084
Real estate 1 - 4 family construction	—	—
Real estate - residential	2,507	2,441
Home equity	558	255
Consumer loans	1	11
Other loans	—	—

	$9,480	$7,862

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2012 and 2011:

December 31, 2012

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$39,800	$836	$754	$—	$41,390
Real estate - commercial	84,748	9,337	9,219	—	103,304
Other real estate construction	20,684	577	3,477	314	25,052
Real estate 1 - 4 family construction	3,080	—	—	—	3,080
Real estate - residential	78,115	9,728	6,189	—	94,032
Home equity	46,590	914	1,013	—	48,517
Consumer loans	12,360	512	114	—	12,986
Other loans	822	—	—	—	822

Total	$286,199	$21,904	$20,766	$314	$329,183

December 31, 2011

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$42,892	$1,670	$1,345	$—	$45,907
Real estate - commercial	95,699	7,971	11,274	—	114,944
Other real estate construction	26,256	745	4,600	—	31,601
Real estate 1 - 4 family construction	5,538	5	—	—	5,543
Real estate - residential	89,209	4,269	8,369	—	101,847
Home equity	49,743	861	809	—	51,413
Consumer loans	13,970	332	408	—	14,710
Other loans	602	—	—	—	602

Total	$323,909	$15,853	$26,805	$—	$366,567

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. During 2012 nonperforming loans increased from $7.7 million at December 31, 2011 to $9.5 million at December 31, 2012, a increase of $1.8 million. The major contributor to this increase was two loan relationships totaling $1.7 million that were placed in nonaccrual at December 31, 2012.

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2012 and 2011:

December 31, 2012

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$40,953	$437	$41,390
Real estate - commercial	100,272	3,032	103,304
Other real estate construction	22,107	2,945	25,052
Real estate 1 - 4 family construction	3,080	—	3,080
Real estate - residential	91,525	2,507	94,032
Home equity	47,959	558	48,517
Consumer loans	12,985	1	12,986
Other loans	822	—	822

Total	$319,703	$9,480	$329,183

December 31, 2011

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$45,578	$329	$45,907
Real estate - commercial	112,202	2,742	114,944
Other real estate construction	29,517	2,084	31,601
Real estate 1 - 4 family construction	5,543	—	5,543
Real estate - residential	99,406	2,441	101,847
Home equity	51,158	255	51,413
Consumer loans	14,699	11	14,710
Other loans	602	—	602

Total	$358,705	$7,862	$366,567

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired a specific valuation is done and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2012 and 2011 (unpaid principal balance was grossed up for chargeoffs):

December 31, 2012

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$1,977	$388	$1,470	$616	$—	$437
Real estate - commercial	11,299	6,341	2,895	411	—	3,032
Other real estate construction	3,935	2,437	1,448	401	—	2,945
Real estate 1 - 4 family construction	840	713	127	127	—	—
Real estate - residential	8,985	3,994	4,991	1,215	—	2,507
Home equity	1,068	521	547	159	—	558
Consumer loans	235	39	196	105	—	1
Other loans	—	—	—	—	—	—

Total	$28,339	$14,433	$11,674	$3,034	$—	$9,480

December 31, 2012

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,440	$66
Real estate - commercial	11,607	473
Other real estate construction	4,055	202
Real estate 1 - 4 family construction	1,053	43
Real estate - residential	11,442	427
Home equity	1,200	32
Consumer loans	308	14
Other loans	—	—

Total	$31,105	$1,257

December 31, 2011

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$2,099	$889	$1,091	$578	$—	$329
Real estate - commercial	14,951	11,365	1,523	452	—	2,742
Other real estate construction	4,016	2,644	1,370	107	—	2,084
Real estate 1 - 4 family construction	1,095	501	594	202	—	—
Real estate - residential	11,877	7,231	4,646	1,001	—	2,441
Home equity	993	753	240	124	—	255
Consumer loans	242	49	193	119	—	11
Other loans	—	—	—	—	—	—

Total	$35,273	$23,432	$9,657	$2,583	$—	$7,862

December 31, 2011

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,525	$93
Real estate - commercial	16,520	716
Other real estate construction	7,746	236
Real estate 1 - 4 family construction	1,249	53
Real estate - residential	10,137	616
Home equity	1,194	37
Consumer loans	280	16
Other loans	—	—

Total	$38,651	$1,767

Troubled Debts Restructures	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Troubled Debts Restructures

Note 5 - Troubled Debts Restructures

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. The Company offers various types of concessions when modifying loans to troubled borrowers, however, forgiveness of principal is rarely granted. Concessions offered are term extensions, capitalizing accrued interest, reducing interest rates to below current market rates or a combination of any of these. Combinations from time to time may include allowing a customer to be placed on interest-only payments. The presentations below in the other category are TDR’s with a combination of concessions. At the time of a TDR, additional collateral or a guarantor may be requested.

Loans modified as a TDR are typically already on nonaccrual status and partial chargeoffs may have in some cases already been taken against the outstanding loan balance. The Company classifies TDR loans as impaired loans and evaluates the need for an allowance for loan loss on a loan-by-loan basis. An allowance is based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the estimated fair value of the underlying collateral less any selling costs, if the loan is deemed to be collateral dependent.

For the twelve months ended December 31, 2012, the following table presents a breakdown of the types of concessions made by loan class:

	Twelve months ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(dollars in thousands)
Extend payment terms:
Commercial	1	$33	$32
Real estate - commercial	—	—	—
Other real estate construction	1	49	49
Real estate 1 - 4 family construction	—	—	—
Real estate - residential	2	30	30
Home equity	—	—	—
Consumer loans	1	45	42
Other loans	—	—	—

	5	$157	$153

Other:
Commercial	1	$68	$68
Real estate - commercial	1	116	112
Other real estate construction	—	—	—
Real estate 1 - 4 family construction	1	32	31
Real estate - residential	6	939	933
Home equity	—	—	—
Consumer loans	1	17	17
Other loans	—	—	—

	10	$1,172	$1,161

Total	15	$1,329	$1,314

The following table presents loans that were modified as troubled debt restructurings within the previous twelve months and for which there was a payment default during the twelve months ended December 31, 2012:

	Twelve months ended December 31, 2012
	Number of Loans	Recorded Investment
	(dollars in thousands)
Extended payment terms:
Commercial	1	$31
Real estate - commercial	—	—
Other real estate construction	1	49
Real estate 1 - 4 family construction	—	—
Real estate - residential	—	—
Home Equity loans	2	30
Consumer loans	—	—
Other loans	—	—

	4	$110

Other:
Commercial	—	$—
Real estate - commercial	—	—
Other real estate construction	—	—
Real estate 1 - 4 family construction	—	—
Real estate - residential	1	238
Home Equity loans	—	—
Consumer loans	1	17
Other loans	—	—

	2	$255

Total	6	$365

A default on a troubled debt restructure is defined as being past due 90 days or being out of compliance with the modification agreement. As mentioned, the Company considers TDRs to be impaired loans.

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2012:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

Below market interest rate	—	$—	—	$—	—	$—	—	$—
Other Loans	—	—	15	738	—	—	2	511

Total	—	$—	15	$738	—	$—	2	$511

Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Assets [Abstract]
Mortgage Servicing Assets

Note 6 - Mortgage Servicing Assets

Loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $386 million and $346 million at December 31, 2012 and 2011, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of mortgage servicing rights follows:

	2012	2011	2010
	(dollars in thousands)

Beginning of year mortgage servicing rights:	$2,142	$2,134	$1,890
Amounts capitalized	1,237	679	1,113
Amortization	(908)	(671)	(869)
Impairment	(77)	—	—

End of year	$2,394	$2,142	$2,134

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)

2013	$565
2014	489
2015	414
2016	338
2017	261
Thereafter	327

Total	$2,394

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $2.4 million at December 31, 2012 and $2.5 million at December 31, 2011. The key assumptions used to value mortgage servicing rights as of December 31, 2012 were as follows; weighted average remaining life 264 months, weighted average discount rate 12.0%, weighted average coupon 4.22% and weighted average prepayment speed 325%.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2012 and 2011 are listed below:

	2012	2011
	(dollars in thousands)

Land	$4,101	$4,094
Building and improvements	11,129	10,856
Furniture and equipment	7,583	7,254

Total fixed assets	22,813	22,204
Less accumulated depreciation	7,861	7,128

Net fixed assets	$14,952	$15,076

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases

Note 8 - Leases

The Company’s subsidiary, Cabarrus Bank and Trust has entered into a noncancelable operating lease for an administrative office location in Concord that expires in 2017 with annual rental payments of $61,286. The lease has two five-year renewal options at the expiration of the initial term.

Future minimum lease payments under these leases for years subsequent to December 31, 2012 are as follows:

Year ending December 31,
(dollars in thousands)

2013	$61
2014	61
2015	61
2016	61
2017	42
Thereafter	—

Total	$286

Total rental expense related to the operating leases was $60,929, $60,450, and $85,538 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in occupancy expense.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2012 and 2011 is as follows:

	2012		2011
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand deposits	$70,347	15%	$62,339	15%
Interest checking and money market	211,066	46%	185,539	43%
Savings	43,336	10%	39,273	9%
Time deposits $100,000 and over	53,449	12%	58,274	13%
Other time deposits	79,414	17%	85,913	20%

Total	$457,612	100%	$431,338	100%

The maturities of fixed-rate time deposits at December 31, 2012 are reflected in the table below:

Year ending December 31,	Time Deposits $100,000 and Over	Other Time Deposits
	(dollars in thousands)
2013	$29,200	$47,234
2014	5,914	11,917
2015	4,714	7,471
2016	10,396	10,198
2017	3,056	2,594
Thereafter	169	—

Total	$53,449	$79,414

Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2012 and 2011:

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$6,180	0.92%	$7,732	0.94%
Notes payable	10	6.00%	59	3.80%
Short-term advances from FHLB	12,500	2.30%	13,000	2.04%

	$18,690	1.84%	$20,791	1.64%

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$5	0.80%	$4	0.74%
Master notes and other short term borrowing	7,464	0.90%	9,556	1.13%
Notes payable	29	4.37%	59	3.82%
Short-term advances from FHLB	11,503	2.46%	14,629	1.78%

	$19,001	1.85%	$24,248	1.53%

	2012	2011
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,491	11,110
Notes payable	59	59
Short-term advances from FHLB	13,500	20,450

Federal funds purchased represent unsecured overnight borrowings from other financial institutions. Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary banks, where an agreement is in place and borrowings secured by the Uwharrie Loan Pool.

The subsidiary banks have combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $53.0 million at December 31, 2012.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Long-Term Debt

Note 11 - Long-Term Debt

The Company has a line of credit with the Federal Home Loan Bank secured by qualifying first lien and second mortgage loans, commercial real estate loans and investment securities with eligible collateral value of $64.0 million with remaining availability of $38.5 million at December 31, 2012. The long-term advances under this line amounted to $1.5 million and $14.0 million at December 31, 2012 and 2011, respectively. Interest rate was 4.08% in 2012 and from 0.44% to 4.08% in 2011. The subsidiary banks also have standby letters of credit issued by the Federal Home Loan Bank to be used as collateral for public funds deposits. The amount of the letters of credit was $11.5 million at December 31, 2012.

During the second and third quarters of 2010, the Company began a private placement of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. These securities have a final maturity date of December 31, 2018 and may be redeemed by the Company after December 31, 2013. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.75%. The proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. At the end of the offering period the Company had raised $11.1 million that was outstanding at December 31, 2011. Once the final maturity drops under five years, the Company must impose a twenty percent reduction per year of the amount of the proceeds from the sale of these securities that is eligible to be counted as Tier 2 capital. At December 31, 2012 the entire $11.1 million was included as Tier 2 capital.

On November 19, 2002, the Company executed a mortgage in the amount of $129,000 for the purchase of property for branch expansion. This loan bears interest at 6.00% and is to be paid in 60 quarterly installments of $3,277. The outstanding principal balance on this note was $56,254 at December 31, 2012 down from $65,621 at December 31, 2011.

On May 13, 2009, the Company executed a note payable in the amount of $200,000 for the purchase of existing leased office space. The note bears interest at 3.43% and is to be paid in four equal annual payments of $50,000. The outstanding balance of this note was $100,000 at December 31, 2011. This note was paid in full during the first quarter of 2012.

As of December 31, 2012, the scheduled maturities of these advances and notes payable are as follows:

Year ending December 31,
(dollars in thousands)

2014	$1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127

Total	$12,673

Income Tax Matters	12 Months Ended
Dec. 31, 2012
Income Tax Matters [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31 are summarized as follows:

	2012	2011	2010
	(dollars in thousands)
Current tax expense (benefit):
Federal	$1,243	$(838)	$1,021
State	256	34	221

Total	1,499	(804)	1,242

Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)

Total	(1,134)	1,000	(1,091)

Net provision for income taxes	$365	$196	$151

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2012	2011	2010
	(dollars in thousands)

Tax computed at the statutory federal rate	$262	$373	$294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336	—	—
Other	(28)	(24)	22

Provision for income taxes	$365	$196	$151

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2012	2011	2010
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,514	$2,439	$3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4

Total deferred tax assets	4,240	3,298	3,969

Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses	—	(149)	(130)

Total deferred tax liabilities	(1,847)	(2,402)	(1,106)

Net recorded deferred tax asset	$2,393	$896	$2,863

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Financial Instruments with Off-Balance Sheet Risk

The subsidiary banks are parties to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit, lines of credit and standby letters of credit. These instruments involve elements of credit risk in excess of amounts recognized in the accompanying financial statements.

The subsidiary banks’ risks of loss with the unfunded loans and lines of credit or standby letters of credit are represented by the contractual amount of these instruments. The Banks use the same credit policies in making commitments under such instruments as they do for on-balance sheet instruments. The amount of collateral obtained, if any, is based on management’s credit evaluation of the borrower. Collateral held varies, but may include accounts receivable, inventory, real estate and time deposits with financial institutions. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Credit card commitments are unsecured.

As of December 31, 2012 and 2011, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2012	2011
	(dollars in thousands)

Commitments to extend credit	$71,997	$64,224
Credit card commitments	7,957	8,728
Standby letters of credit	1,100	1,540

	$81,054	$74,492

Contingencies

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

Financial Instruments with Concentration of Credit Risk

The bank subsidiaries make commercial, agricultural, real estate mortgage, home equity and consumer loans primarily in Stanly, Anson and Cabarrus counties. A substantial portion of the Company’s customers’ ability to honor their contracts is dependent on the economy in these counties.

Although the Company’s composition of loans is diversified, there is some concentration of mortgage loans in the total portfolio. The Banks’ policy is to abide by real estate loan-to-value margin limits corresponding to guidelines issued by the federal supervisory agencies on March 19, 1993. Lending policy for all loans requires that they be supported by sufficient cash flows at the time of origination.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company has granted loans to certain directors and executive officers and their related interests. Such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other borrowers and, in management’s opinion, do not involve more than the normal risk of collectability. All loans to directors and executive officers or their interests are submitted to the Board of Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

(dollars in thousands)
Balance at December 31, 2011	$14,877
Disbursements during the year	3,198
Collections during the year	(2,906)

Balance at December 31, 2012	$15,169

At December 31, 2012, the Company had approved, but unused lines of credit, totaling $4.9 million to executive officers and directors, and their related interests.

Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Regulatory Matters [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 - Shareholders’ Equity and Regulatory Matters

The Company and its bank subsidiaries are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

The Company and its subsidiary banks are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measure of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total and Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets. Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2012

Total Capital to Risk
Weighted Assets:
Consolidated	$56,728	16.3%	$27,899	8.0%	$	N/A	—%
Bank of Stanly	34,208	15.1%	18,159	8.0%		22,699	10.0%
Anson Bank and Trust	6,402	19.1%	2,688	8.0%		3,360	10.0%
Cabarrus Bank and Trust	12,879	15.5%	6,668	8.0%		8,335	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	41,212	11.8%	13,949	4.0%		N/A	—%
Bank of Stanly	31,349	13.8%	9,080	4.0%		13,619	6.0%
Anson Bank and Trust	5,976	17.8%	1,344	4.0%		2,016	6.0%
Cabarrus Bank and Trust	11,834	14.2%	3,334	4.0%		5,001	6.0%

Tier I Capital to
Average Assets:
Consolidated	41,212	7.6%	21,643	4.0%		N/A	—%
Bank of Stanly	31,349	9.3%	13,619	4.0%		13,514	5.0%
Anson Bank and Trust	5,976	9.9%	2,016	4.0%		2,410	5.0%
Cabarrus Bank and Trust	11,834	9.0%	5,001	4.0%		5,225	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2011

Total Capital to Risk
Weighted Assets:
Consolidated	$58,319	15.4%	$30,364	8.0%	$	N/A	—%
Bank of Stanly	33,376	13.3%	20,035	8.0%		25,044	10.0%
Anson Bank and Trust	6,170	17.0%	2,904	8.0%		3,630	10.0%
Cabarrus Bank and Trust	12,641	14.3%	7,062	8.0%		8,828	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	42,422	11.2%	15,182	4.0%		N/A	—%
Bank of Stanly	30,231	12.1%	10,018	4.0%		15,026	6.0%
Anson Bank and Trust	5,710	15.7%	1,452	4.0%		2,178	6.0%
Cabarrus Bank and Trust	11,533	13.1%	3,531	4.0%		5,297	6.0%

Tier I Capital to
Average Assets:
Consolidated	42,422	8.0%	21,209	4.0%		N/A	—%
Bank of Stanly	30,231	8.8%	13,693	4.0%		17,117	5.0%
Anson Bank and Trust	5,710	10.1%	2,252	4.0%		2,815	5.0%
Cabarrus Bank and Trust	11,533	9.0%	5,105	4.0%		6,381	5.0%

As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized all of the Company’s subsidiary banks as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorizations.

On December 23, 2008, the Company entered into a letter agreement with the United States Department of Treasury to sell 10,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the “Senior Preferred”) with a redemption value of $10.0 million. The Company also issued a warrant to the Treasury that was immediately exercised for 500 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Warrant Preferred”) with redemption value of $500,000. Combined proceeds received for the issuance of both the Senior Preferred and the Warrant Preferred was $10.0 million, resulting in a net discount that has been allocated between the two issues based upon their relative fair values. As a condition of the Cumulative Perpetual Preferred Stock, the Company must obtain consent from the United States Department of the Treasury to repurchase its common stock or to pay a cash dividend. Furthermore, the Company has agreed to certain restrictions on executive compensation.

The Senior Preferred qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per year, for the first five years, and 9% per year thereafter. Under the terms of the agreement, the Senior Preferred may be redeemed with prior approval from the Federal Reserve in the first three years with the proceeds from the issuance of certain qualifying Tier 1 capital or after three years at par value plus accrued and unpaid dividends.

The Warrant Preferred also qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 9% per year. Under the terms of the agreement, the Warrant Preferred may be redeemed after the Senior Preferred has been completely redeemed, at par value plus accrued and unpaid dividends. It is the Company’s intention to redeem both issues of preferred stock no later than the fifth anniversary of their issuance. Accordingly, the net discount of $500,000 is going to be amortized over five years. At December 31, 2012 the remaining discount was $100,000.

On December 31, 2008, the Company entered into agreements with its subsidiary banks to sell Fixed Rate Noncumulative Perpetual Preferred Stock to the Company to provide an avenue for investing portions of the funds received from Company’s issuance of preferred stock at the subsidiary bank level. At December 31, 2012, Uwharrie Capital Corp had invested $3.0 million in Stanly, $1.8 million in Anson and $3.0 million in Cabarrus.

During in the third quarter of 2012, each of the Company’s subsidiary banks began a campaign to sell Fixed Rate Noncumulative Perpetual Preferred Stock, Series B to be issued by each subsidiary bank. The preferred stock will qualify as Tier 1 capital at each bank and will pay dividends at a rate of 5.30%. The sale ended on December 31, 2012 with Stanly raising $4.5 million, Anson raising $1.3 million and Cabarrus raising $1.9 million in new capital. These funds were held in an escrow account at December 31,2012 and the new preferred stock was issued on January 1, 2013.

All of the Company’s aforementioned investments in its subsidiary banks qualify for Tier 1 capital treatment and are included as such in their respective year end capital ratios.

For the reserve maintenance period in effect at December 31, 2012, the subsidiary banks were required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $2.2 million as reserves on deposit liabilities.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. There were no shares repurchased during 2011 or 2012.

Pursuant to the terms of the United States Department of the Treasury’s investment in the Company’s preferred stock under the Capital Purchase Program (“CPP”), the Company must obtain the prior consent of the United States Department of the Treasury to repurchase its common stock under the Stock Purchase Plan or otherwise or to pay a cash dividend.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 16 - Stock Based Compensation

During 1996, the Company adopted the 1996 Incentive Stock Option Plan (“SOP”) and the Employee Stock Purchase Plan (“SPP”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP are fully vested at the date of grant and expire if not exercised within two years of the grant date. Both of these plans expired in 2006. At December 31, 2012, the SOP had 80,131 options still outstanding and the SPP had no options outstanding.

During 2006, the Company adopted the 2006 Incentive Stock Option Plan (“SOP II”) and the Employee Stock Purchase Plan (“SPP II”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP II are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP II are fully vested at the date of grant and expire if not exercised within two years of the grant date. At December 31, 2012, the SOP II had 12,360 options outstanding and the SPP II had no options outstanding.

Employee Stock Plans

The following is a summary of stock option activity for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Options outstanding at the beginning of the year	123,570	$5.16	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	31,079	4.60

Options outstanding at the end of the year	92,491	$5.35	$—

Options exercisable at the end of the year	90,019	$5.35	$—

Total options outstanding at December 31, 2012 were 92,491 at an exercise price range of $5.34 to $5.35 per share with a weighted average expected term of 1.88 years. Exercisable options at December 31, 2012 were 90,019 options at an exercise price range of $5.34 to $5.35 per share. At December 31, 2012, authorized shares of common stock reserved for future grants of options totaled 154,971 under the SOP II and 103,234 under the SPP II.

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. There were no shares granted during the years ended December 31, 2012 and 2011 under the SOP II.

A summary of the status of the Company’s non-vested stock grants as of December 31, 2012, and changes during the year then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested December 31, 2011	4,944	$1.60
Granted	—	—
Vested	(2,472)	1.60
Forfeited	—	—

Non-vested December 31, 2012	2,472	1.60

The grant date fair value of stock options vested over the years ended December 31, 2012, 2011 and 2010 was $4.00 all three years.

As of December 31, 2012, there was not any unrecognized compensation cost related to non-vested share-based compensation arrangements granted under all of the Company’s stock benefit plans.

The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

There were no options exercised in 2010, 2011 or 2012.

Employee and Director Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee and Director Benefit Plans [Abstract]
Employee and Director Benefit Plans

Note 17 - Employee and Director Benefit Plans

Employees’ 401(k) Retirement Plan

The Company has established an associate tax deferred savings plan under Section 401(k) of the Internal Revenue Code of 1986. All associates are eligible to make elective deferrals on the first day of calendar month coincident or next following the date the associate attains the age of 18, completes one year of eligibility service and completes at least 1,000 hours of service and is 100% vested in the plan once they enroll.

The Company’s annual contribution to the plan was $323,545 in 2012, $306,673 in 2011 and $296,466 in 2010, determined as follows:

•

The Company will contribute a safe harbor matching contribution in an amount equal to :(i) 100% of the matched employee contributions that are not in excess of 3% of compensation, plus (ii) 50% of the amount of the matched employee contributions that exceed 3% of compensation, but do not exceed 5% of compensation.

•	A discretionary contribution, subject to approval by the Board of Directors, limited to an amount not to exceed the maximum amount deductible for income tax purposes.

Employee Stock Ownership Plan

The Company established an Employee Stock Ownership Plan (“ESOP”) to benefit all qualified employees. The ESOP purchased 293,216 dividend adjusted shares of common stock in 1999 with proceeds received from a loan of $1.2 million from the Company. The loan is to be repaid over eighteen years with interest at 8%. The loan may be prepaid without penalty. The unallocated shares of stock held by the ESOP are pledged as collateral for the loan. The ESOP is funded by contributions made by the Company and its subsidiaries in amounts sufficient to retire the debt. At December 31, 2012, the outstanding balance of the loan is $424,094 and is presented as a reduction of shareholders’ equity.

As the debt payments are made on the loans, shares associated with those debt payments are released to the ESOP and allocated among active participants on the basis of compensation in the year of allocation. There is a three year cliff vesting schedule for participants entering the plan on or after January 1, 2007. Dividends on unallocated shares may be used by the ESOP to repay the loan to the Company and are not reported as dividends in the financial statements. Dividends on allocated or committed to be allocated shares are credited to the accounts of the participants and reported as dividends in the consolidated financial statements.

The Company established a $500,000 line of credit to the ESOP in the third quarter of 2010 for the purpose of purchasing shares for the ESOP plan. Advances of $450,526 have been made under this line of credit, and a total of 136,542 unallocated shares have been purchased from the open market from the advance proceeds and pledged as collateral. The unused balance of the line of credit at December 31, 2012 was $49,474. This amount is available for future advances to purchase stock for the ESOP plan. At December 31, 2012, the outstanding balance of the loan is $450,526 and is presented as a reduction of shareholders’ equity.

During 2012 the Company continued to expense approximately 2% of eligible compensation as a contribution to the ESOP Plan the same as 2011 and 2010. The reduction in the percentage contributed was due to an increase in contributions to the Employees’ 401(k) Plan which was increased from a maximum match of 3% to a maximum match of 4% of associate contributions. Expenses of $209,434, $219,657 and $229,011 during the years ended December 31, 2012, 2011 and 2010, respectively, were incurred in connection with the ESOP.

At December 31, 2012, 459,873 shares held by the ESOP, including additional shares purchased, have been released or committed to be released to the ESOP’s participants for purposes of computing earnings per share. The ESOP has a put option that allows the employee to put their shares back to the Company. The Company has a liability set aside for the total allocated shares at fair value in the amount of approximately $1.6 million. This liability was reclassed from additional paid in capital and is presented separately on the face of the balance sheet. There were 198,656 shares unallocated with a fair value of approximately $683,377 at December 31, 2012.

Supplemental Executive Retirement Plan

The Company has implemented a non-qualifying deferred compensation plan for certain executive officers. Certain of the plan benefits will accrue and vest during the period of employment and will be paid in fixed monthly benefit payments for up to ten years upon separation from service. The plan also provides for payment of death benefits and for payment of disability benefits in the event the officer becomes permanently disabled prior to separation from service.

Effective December 31, 2008, this plan was amended and restated to comply with Section 409A of the Internal Revenue Code. The participants’ account liability balances as of December 31, 2008 could be transferred into a trust fund, where investments will be participant-directed.

The plan is structured as a defined contribution plan and the Company’s expected annual funding contribution for the participants has been calculated through the participant’s expected retirement date. Under terms of the agreement, the Company has reserved the absolute right, at its sole discretion, to either fund or refrain from funding the plan. The plan also provides for payment of death benefits and for payment of disability benefits in the event the officer becomes permanently disabled prior to separation from service.

During 2012, 2011 and 2010 a provision of $266,800 was expensed each year for future benefits to be provided under the plan. The liability accrued for deferred under the plan amounts to $2.4 million and $2.0 million at December 31, 2012 and 2011, respectively.

Split-Dollar Life Insurance

The Company has entered into Life Insurance Endorsement Method Split-Dollar Agreements with certain officers. Under these agreements, upon death of the officer, the Company first recovers the cash surrender value of the contract and then shares the remaining death benefits from insurance contracts, which are written with different carriers, with the designated beneficiaries of the officers. The death benefit to the officers’ beneficiaries is a multiple of base salary at the time of the agreements. The Company, as owner of the policies, retains an interest in the life insurance proceeds and a 100% interest in the cash surrender value of the policies. During 2012 and 2011, the expense associated with these policies was $56,458 and $53,938 respectively.

Fair Values of Financial Instruments and Interest Rate Risk	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments and Interest Rate Risk [Abstract]
Fair Values of Financial Instruments and Interest Rate Risk

Note 18 Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2012 and December 31, 2011, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2012 and December 31, 2011:

December 31, 2012

	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$81,728	$81,728	$81,728	$—	$—
Securities available for sale	91,638	91,638	19,576	72,062	—
Loans held for investment, net	322,382	331,386	—	—	331,386
Loans held for sale	5,373	5,373	—	5,373	—
Restricted stock	2,265	2,265	2,265	—	—
Bank-owned life insurance	6,394	6,394	—	—	6,394
Mortgage servicing rights	2,394	2,394	—	—	2,394
Accrued interest receivable	1,753	1,753	—	—	1,753

FINANCIAL LIABILITIES
Deposits	$457,612	$446,669	$—	$—	$446,669
Short-term borrowings	18,690	18,690	—	18,690	—
Long-term borrowings	1,546	1,702	—	1,702	—
Junior subordinated debt	11,127	11,268	—	—	11,268
Accrued interest payable	270	270	—	—	270

December 31, 2011

	Carrying Value	Estimated Fair Value
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$28,687	$28,687
Securities available for sale	88,661	88,661
Loans held for investment, net	359,860	374,636
Loans held for sale	1,958	1,958
Restricted stock	3,289	3,289
Bank-owned life insurance	6,171	6,171
Mortgage servicing rights	2,128	2,494
Accrued interest receivable	2,084	2,084

FINANCIAL LIABILITIES
Deposits	$431,338	$430,641
Short-term borrowings	20,791	20,791
Long-term borrowings	14,106	14,611
Junior subordinated debt	11,127	11,283
Accrued interest payable	301	301

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

•	Cash and cash equivalents - The carrying amount of cash and cash equivalents approximate their fair values due to the short period of time until their expected realization and are recorded in Level 1.

•	Securities available for sale - Securities available for sale are carried at fair value based on quoted and observable market prices and are recorded in Levels 1 and 2. Also see discussion in note 9.

•

Loans - The fair value of loans is estimated based on discounted expected cash flows using the current interest rates at which similar loans would be made and carried in level 3. Loans held for sale, which represent current mortgage production forward sales not yet delivered, are valued based on secondary market prices. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation. Loans held for sale are recorded in Level 2.

•

Restricted stock - It is not practicable to determine fair value of restricted stock which is comprised of Federal Home Loan Bank and Federal Reserve Bank stock due to restrictions placed on its transferability and it is presented at its carrying value and is recorded in Level 1 due to the redemption provisions of the Federal Home Loan Bank and the Federal Reserve Bank.

•	Bank-owned life insurance - The carrying amount of bank-owned life insurance is the current cash surrender value and is recorded in level 3.

•	Mortgage serving rights - Fair value is determined based upon discounted cash flows using market-based assumptions and is recorded in Level 3.

•	Accrued interest receivable and payable - Both accrued interest receivable and payable are recorded in Level 3, as there are not active markets for these.

•

Deposits - The fair value of deposits is estimated based on discounted cash flow analyses using offered market rates and is recorded in Level 3. The fair value of deposits does not consider any customer related intangibles.

•

Borrowings - The fair value disclosed for short-term borrowings, which are composed of overnight borrowings and debt due within one year approximate the carrying value for such debt and is recorded in Level 2. The estimated fair value for long-term borrowings are estimated based on discounted cash flow analyses using offered market rates. Total borrowings are carried in Level 2. Junior subordinated debt is fair valued based on discounted cash flow analyses and is recorded in Level 3.

At December 31, 2012, the subsidiary banks had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed; therefore, they were deemed to have no current fair value. See Note 13.

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$19,576	$19,576	$—	$—
US Gov’t	22,174	—	22,174	—
Mortgage-backed securities and CMO’s	41,022	—	41,022	—
State and political subdivisions	8,866	—	8,866	—

Total assets at fair value	$91,638	$19,576	$72,062	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$33,532	$33,532	$—	$—
US Gov’t	19,997	—	19,997	—
Mortgage-backed securities and CMO’s	24,263	—	24,263	—
State and political subdivisions	10,869	—	10,869	—

Total assets at fair value	$88,661	$33,532	$55,129	$—

Total liabilities at fair value	$—	$—	$—	$—

Prices for US Treasury are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for mortgage-backed securities, government agency securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2012 and December 31, 2011:

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$8,640	$—	$—	$8,640
Loans held for sale	5,373	—	5,373	—
Other real estate owned	5,596	—	—	5,596

Total assets at fair value	$19,609	$—	$5,373	$14,236

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$7,074	$—	$—	$7,074
Loans held for sale	1,958	—	1,958	—
Other real estate owned	1,464	—	—	1,464

Total assets at fair value	$10,496	$—	$1,958	$8,538

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

	Valuation Technique	Unobservable Input	General Range
Nonrecurring measurements:
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

Impaired loans	Discounted appraisals	Collateral discounts	0 – 30%

ASC 825 allows an entity to elect to measure certain financial assets and liabilities at fair value with changes in fair value recognized in the income statement each period. The statement also requires additional disclosures to identify the effects of an entity’s fair value election on its earnings. Upon the adoption of ASC 825, the Company did not elect to report any assets and liabilities at fair value.

Interest Rate Risk

The Company assumes interest rate risk (the risk that general interest rate levels will change) in the course of its normal operations. As a result, fair values of the Company’s financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed rate obligations are more likely to prepay in a falling rate environment and less likely to prepay in a rising rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment. Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company’s overall interest rate risk.

Parent Company Financial Data	12 Months Ended
Dec. 31, 2012
Parent Company Financial Data [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2012	2011
	(dollars in thousands)
Assets
Cash and demand deposits with bank subsidiaries	$300	$307
Interest-earning deposits with bank subsidiaries	6,217	9,142
Investments in:
Bank subsidiaries	50,677	50,596
Nonbank subsidiaries	836	913
Other assets	3,237	2,453

Total assets	$61,627	$63,411

Liabilities and shareholders’ equity
Master notes	$5,451	$6,208
Junior subordinated debentures	11,127	11,127
Other liabilities	376	473

Total liabilities	16,954	17,808

Redeemable common stock held by the Employee Stock
Ownership Plan (ESOP)	1,584	1,349

Shareholders’ equity	42,729	44,254

Total liabilities and shareholders’ equity	$61,267	$63,411

Condensed Statements of Income

	2012	2011	2010
	(dollars in thousands)

Equity in earnings of subsidiaries	$1,100	$1,649	$1,445
Interest income	41	64	50
Management and service fees	6,937	6,689	6,407
Other income	102	104	26
Interest expense	(670)	(674)	(479)
Other operating expense	(7,428)	(7,304)	(7,003)
Income tax benefit	322	372	267

Net income	$404	$900	$713

Net income	$404	$900	$713
Dividends - preferred stock	(645)	(645)	(645)

Net income (loss) available to common shareholders	$(241)	$255	$68

Net income (loss) per common share
Basic	$(0.03)	$0.03	$0.01

Diluted	$(0.03)	$0.03	$0.01

Weighted average shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373

Condensed Statements of Cash Flows

	2012	2011	2010
	(dollars in thousands)
Cash flows from operating activities
Net income	$404	$900	$713
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,100)	(1,649)	(1,445)
(Increase) decrease in other assets	(734)	(203)	174
Increase (decrease) in other liabilities	(97)	131	7

Net cash used by operating activities	(1,527)	(821)	(551)

Cash flows from investing activities
Dividends received from subsidiaries	—	—	1,300

Net cash provided by investing activities	—	—	1,300

Cash flows from financing activities
Net increase (decrease) in master notes	(757)	(2,386)	(2,888)
Net proceeds from issuance of junior subordinated debentures	—	1,232	2,476
Increase in unearned ESOP compensation	(103)	(161)	(100)
Dividends on preferred stock	(545)	(545)	(545)

Net cash used by financing activities	(1,405)	(1,860)	(1,057)

Net decrease in cash and cash equivalents	(2,932)	(2,681)	(308)
Cash and cash equivalents at beginning of year	9,449	12,130	12,438

Cash and cash equivalents at end of year	$6,517	$9,449	$12,130

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Nature of Business

Nature of Business

Uwharrie Capital Corp (the “Company”) was incorporated under North Carolina law for the purpose of becoming the holding company for Bank of Stanly (“Stanly”). On July 1, 1993, Stanly became a wholly-owned subsidiary of the Company through a one-for-one exchange of the common stock of Stanly for common stock of the Company.

Stanly was incorporated on September 28, 1983, under the laws of the State of North Carolina and began operations on January 26, 1984 in Albemarle, North Carolina. Deposits with Stanly are insured by the Federal Deposit Insurance Corporation (“FDIC”). Stanly is under regulation of the Federal Reserve, the FDIC and the North Carolina State Banking Commission. Through its six branch locations in Stanly County, Stanly provides a wide range of deposit accounts, commercial, consumer, home equity and residential mortgage loans, safe deposit boxes and automated banking.

In 1987, Stanly established a wholly-owned subsidiary, BOS Agency, Inc. (“BOS Agency”), which engages in insurance product sales. In 1989, Stanly established a second wholly-owned subsidiary, BOS Financial Corporation, for the purpose of conducting business as a broker/dealer in securities. During 1993, BOS Financial Corporation changed its name to The Strategic Alliance Corporation (“Strategic Alliance”) and was registered as a broker/dealer and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company formed a new subsidiary, Strategic Investment Advisors, Inc. (“SIA”), during 1999 to provide investment advisory and asset management services. This subsidiary is registered as an investment advisor with the Securities and Exchange Commission.

On January 19, 2000, the Company completed its acquisition of Anson BanCorp, Inc. and its subsidiary, Anson Savings Bank. The savings bank retained its North Carolina savings bank charter and became a wholly-owned subsidiary of Uwharrie Capital Corp as Anson Bank & Trust Company (“Anson”), operating out of its main office branch in Wadesboro.

On August 4, 2000, Stanly acquired another subsidiary, Gateway Mortgage, Inc. (“Gateway”), a mortgage origination company. This company is currently inactive and does not affect the consolidated financials.

On April 10, 2003, the Company capitalized a new wholly-owned subsidiary bank, Cabarrus Bank & Trust Company (“Cabarrus”), located in Concord, North Carolina. As of that date, Cabarrus purchased two branch offices located in Cabarrus County from Stanly to begin its operation. Cabarrus operates as a commercial bank and provides a full range of banking services.

On April 7, 2004 Uwharrie Mortgage, Inc. was established as a subsidiary of the Company to serve in the capacity of trustee and substitute trustee under deeds of trust.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Stanly, Anson, Cabarrus, SIA and Stanly’s subsidiaries, BOS Agency and Strategic Alliance. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet captions “Cash and due from banks” and “Interest-earning deposits with banks.”

Investment Securities Available for Sale

Investment Securities Available for Sale

Investment securities available for sale consist of bonds, mortgage backed securities and collateralized mortgage obligations (CMOs) not classified as trading securities nor as held to maturity securities. Unrealized holding gains and losses on available for sale securities are reported as a net amount in other comprehensive income, net of income taxes. Gains and losses on the sale of available for sale securities are determined using the specific identification method. Declines in the fair value of individual available for sale securities below their cost that are other than temporary would result in write-downs of the individual securities to their fair value. Such write-downs would be included in earnings as realized losses. Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans Held for Sale

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. The allowance if any would not have a material impact on the financial statements.

Loans

Loans

The Company divides the loans it grants into two segments, commercial and noncommercial loans. Commercial loans are broken down into the following classes: commercial loans, real estate commercial loans and other real estate construction loans. Noncommercial loans are divided into the following classes: real estate 1-4 family construction, real estate 1-4 family residential loans, home equity loans, consumer loans and other loans. The ability of the Company’s borrowers to honor their contracts is largely dependent upon the real estate and general economic conditions in the Company’s market area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these impaired loans is accounted for on the cash-basis until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, generally a minimum of six months of sustained performance is required.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated both individually and collectively by loan class on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory examiners may require the Company to recognize adjustments to the allowance for loan losses based on their judgment about information available to them at the time of their assessment.

The Company has different specific risks identified within the loan segments. Specific risks within the commercial loan segment arise with borrowers that are experiencing diminished operating cash flows, depreciated collateral values or prolonged sales and rental absorption periods. Concentrations within the portfolio if unmanaged, pose additional risk. Occasionally, the Bank will purchase participation loans from other institutions and if not independently underwritten by the purchaser, could carry additional risk. Generally, owner-occupied real estate loans carry less risk than non-owner occupied. Specific risks within the non-commercial portfolio tend to be tied to economic factors including high unemployment and decreased real estate values. Risk to the Bank is greater as home values deteriorate more rapidly than amortization in a loan, leaving little to no equity in properties, especially in junior lien positions. Concentration in the portfolio, such as home equity lines of credit, could pose additional risk if not appropriately managed.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Troubled debt restructure loans (TDR) are considered to be impaired loans and are individually evaluated for impairment.

Homogeneous loans are collectively evaluated by loan class for impairment. However, homogeneous loans will be evaluated individually for impairment if such a loan is deemed impaired.

The portion of the Company’s allowance for loan loss model related to general reserves captures the mean loss of individual loans and the rare event of severe loss that can occur within the loan portfolio. Specifically, the Company calculates probable losses on loans by computing a probability of loss and expected loss scenario by FDIC call report codes. Together, these components created from Ordinary Least Squares (OLS) Regression of historical losses against multiple Macro-Economic factors make up the basis of the allowance model. The loans that are impaired and included in the specific reserve are excluded from these calculations.

In the fourth quarter of 2012, the Company updated its allowance for loan loss model to more accurately assess the probability of losses inherent in the loan portfolio as of December 31, 2012. The probabilities of default that the Company acquires from a third party vendor are associated with a two year horizon, while the allowance for loan loss is deemed to have a one year horizon. Therefore, we updated the model to account for this horizon; converting the two year probability of default into a one year probability of default for each obligator. At this time the Company also updated the data inputs into the model; specifically the OLS regression coefficient and the probability of defaults obtained from a third party vendor. The net result of these changes was to lower the allowance for loan loss by approximately $176,000.

Mortgage Servicing Rights

Mortgage Servicing Rights

The Company capitalizes mortgage servicing rights when loans are either securitized or sold and the loan servicing is retained. The cost of servicing rights is amortized in proportion to and over the estimated period of net servicing revenues. The amortization of servicing rights is recognized in the statement of income as an offset to other noninterest income. Servicing assets are evaluated for impairment based upon the fair value. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Real Estate

Foreclosed Real Estate

Real estate properties acquired through foreclosure or other proceedings are initially recorded at fair value upon foreclosure, establishing a new cost basis. At foreclosure, valuations are performed and the foreclosed property is adjusted to the lower of cost or fair value of the properties, less costs to sell. Any write-down at the time of transfer to foreclosed properties is charged to the allowance for loan losses. Subsequent write-downs are charged to other expenses, and costs related to the improvement of the property are capitalized if the current fair value will allow it, if not these costs are expensed also. Property is evaluated regularly to ensure that the recorded amount is supported by its current fair value.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Additions and major replacements or betterments which extend the useful lives of premises and equipment are capitalized. Maintenance, repairs and minor improvements are expensed as incurred. Depreciation is computed principally by the straight-line method over estimated useful lives, except in the case of leasehold improvements, which are amortized over the term of the leases, if shorter. Useful lives range from five to seven years for furniture, fixtures and equipment, to ten to thirty-nine years for leasehold improvements and buildings, respectively. Upon retirement or other disposition of the assets, the cost and the related accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

Restricted Stock

Restricted Stock

As a requirement for membership, the banks invest in the stock of the Federal Home Loan Bank of Atlanta (“FHLB”) and Federal Reserve Bank (“FRB”). These investments are carried at cost. Due to the redemption provisions of these investments, the Company estimated that fair value approximates cost and that this investment was not impaired.

Goodwill

Goodwill

The Goodwill on the Company’s Balance sheet was a result of the acquisition of Anson Bancorp, Inc. and its subsidiary, Anson Savings Bank in 2000. Goodwill is evaluated for impairment annually or more frequently if circumstances indicate potential impairment. During the annual impairment testing in the fourth quarter of 2012, the $987 thousand of Goodwill was evaluated, deemed impaired and the full amount was written off. The Company’s goodwill impairment was driven by the continued low interest rate environment, slowed loan growth, and increased regulatory costs of conducting banking business. These factors combined, affected our future estimated earnings projections, and had a direct impact on the impairment of goodwill. Using the income approach (1) , the Company’s step 1 analysis indicated goodwill was impaired. Upon initial indication of impairment in step 1, GAAP requires management to perform a step 2 evaluation that consists of valuing each asset and liability on the balance sheet to determine if the recorded goodwill is impaired. Management determined impairment could be traced to the perceived credit and liquidity discount inherent within the balance sheet.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). The cost of employee services received in exchange for an award based on the grant-date fair value of the award. Excess tax benefits are reported as financing cash inflows in the consolidated statement of cash flows.

(1)	The income approach is the present value of future benefits (either earnings or net cash flows) that can be estimated by discounting them back to the present at a rate determined to be appropriate for an investment entity such as a reporting unit, when evaluating Goodwill. Management used a discount rate of 14.2%.

Income Taxes

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return and separate North Carolina income tax returns. The provision for income taxes in the accompanying consolidated financial statements is provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The tax returns for the Company are subject to audit for the 2009 fiscal year and thereafter. The Company records penalties and interest related to income taxes as a component of income tax expense.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting Standards Codification (ASC) 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.

ASC 820 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which those assets or liabilities are sold and considers assumptions that market participants would use when pricing those assets or liabilities. Fair values determined using Level 1 inputs rely on active and observable markets to price identical assets or liabilities. In situations where identical assets and liabilities are not traded in active markets, fair values may be determined based on Level 2 inputs, which exist when observable data exists for similar assets and liabilities. Fair values for assets and liabilities for which identical or similar assets and liabilities are not actively traded in observable markets are based on Level 3 inputs, which are considered to be unobservable.

Among the Company’s assets and liabilities, investment securities available for sale are reported at their fair values on a recurring basis. Certain other assets are adjusted to their fair value on a nonrecurring basis, including impaired loans, loans held for sale, which are carried at the lower of cost or market, other real estate owned and loan servicing rights, where fair value is determined using similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions; foreclosed real estate, which is carried at lower of cost or fair market value and goodwill, which is periodically tested for impairment. Deposits, short-term borrowings and long-term obligations are not reported at fair value.

Prices for US Treasury are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for mortgage-backed securities, government agency securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for all other non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer. The changes in securities between Level 1 and Level 2 were related to the purchase and sale of several securities and not the transfer of securities.

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment by using one of several methods including collateral value, fair value of similar debt or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the present value of the expected repayments or fair value of collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the underlying collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the underlying collateral is further impaired below the appraised value the Company records the impaired loan as nonrecurring Level 3.

Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional write downs, which are charged to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage servicing assets are evaluated for impairment based upon the fair value. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Comprehensive Income

Comprehensive Income

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale.

As of December 31, 2012 and December 31, 2011, total accumulated other comprehensive income was $1.4 million and $2.2 million, respectively.

Earnings per Common Share

Earnings per Common Share

The Company had stock options outstanding of 92,491, 123,570 and 180,571 at December 31, 2012, 2011 and 2010 respectively. All of these options were anti-dilutive.

Basic earnings per share (“EPS”) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. The ESOP effect is the average of the unallocated ESOP shares.

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2012	2011	2010

Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969

Effect of ESOP shares	(130,829)	(126,573)	(108,596)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement”. The purpose of the standard is to clarify and combine fair value measurements and disclosure requirements for U.S. generally accepted accounting principles, or GAAP, and international financial reporting standards, or IFRS. The new standard provides amendments and wording changes used to describe certain requirements for measuring fair value and for disclosing information about fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2011, and should be applied prospectively to the beginning of the annual period of adoption. The adoption of this statement did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, “Comprehensive Income.” This update requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-08, an update to ASC 350 “Intangibles - Goodwill and Other.” This update gives entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and did not have a significant impact on the Company’s financial statements.

In July 2012, the FASB issued ASU 2012-02, an update to ASC 350 “Intangibles Goodwill and Other”. The amendments in the Update are intended to reduce cost and complexity by providing an entity the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The Update also enhances consistency of impairment testing guidance among long-lived asset categories by permitting entities to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. In conducting a qualitative assessment, an entity should consider the extent to which relevant circumstances and events, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. Consideration should also be given as to whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived asset is impaired. Positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived asset is impaired should also be considered. The Update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this update is not expected to have a significant impact on the Company’s financial statements.

In August 2012, the FASB issued ASU 2012-03: Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The amendments in the Update codify various amendments and corrections, and are effective upon issuance (August 27, 2012). The adoption of these changes did not have a significant impact on the Company’s financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements. The amendments in this Update cover a wide range of Topics in the Codification, related to technical corrections and improvements and conforming amendments related to fair value measurements. The amendments in this Update represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice. Certain of the amendments are subject to transition guidance, and will be effective for public entities for fiscal periods beginning after December 15, 2012. The adoption of these changes did not have a significant impact on the Company’s financial statements.

From time to time the FASB issues exposure drafts of proposed statements of financial accounting standards. Such exposure drafts are subject to comment from the public, to revisions by the FASB and to final issuance by the FASB as statements of financial accounting standards. Management considers the effect of the proposed statements on the consolidated financial statements of the Company and monitors the status of changes to and proposed effective dates of exposure drafts.

Reclassification

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation. The reclassifications had no effect on net income but shareholders’ equity was restated due to the reclass to mezzanine capital for the ESOP put option.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Computation of weighted average shares used in the calculation of basic and dilutive earnings per share

	2012	2011	2010

Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969

Effect of ESOP shares	(130,829)	(126,573)	(108,596)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Carrying amounts and fair values of securities available for sale

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$18,731	$846	$1	$19,576
U.S. Government agencies	21,689	485	—	22,174
GSE - Mortgage-backed securities and CMO’s	40,766	379	123	41,022
State and political subdivisions	8,165	701	—	8,866

Total securities available for sale	$89,351	$2,411	$124	$91,638

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$32,073	$1,459	$—	$33,532
U.S. Government agencies	19,142	855	—	19,997
GSE - Mortgage-backed securities and CMO’s	24,016	332	85	24,263
State and political subdivisions	10,071	798	—	10,869

Total securities available for sale	$85,302	$3,444	$85	$88,661

Sales and calls of securities available for sale

	2012	2011	2010
	(dollars in thousands)
Gross proceeds from sales and calls	$42,889	$25,568	$40,623

Realized gains from sales	$1,398	$933	$1,960
Realized losses from sales	(112)	—	(476)

Net realized gains (losses)	$1,286	$933	$1,484

Gross unrealized losses and fair value of investments

	Less than 12 Months		12 Months or More		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$2,485	$1	$—	$—	$2,485	$1
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	21,355	123	—	—	21,355	123
State and political subdivisions	—	—	—	—	—	—

	$23,840	$124	$—	$—	$23,840	$124

	Less than 12 Months		12 Months or More		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Gov’t agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO’s	9,734	85	—	—	9,734	85
State and political subdivisions	—	—	—	—	—	—

	$9,734	$85	$—	$—	$9,734	$85

Amortized cost and fair value of the available for sale securities portfolio

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$350	$352
Due after one but within five years	36,756	38,145
Due after five but within ten years	9,980	10,494
Due after ten years	1,499	1,625
Mortgage backed securities	40,766	41,022

	$89,351	$91,638

Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2012
Loans Held for Investment [Abstract]
Composition of net loans held for investment by class

	2012	2011
	(dollars in thousands)

Commercial
Commercial	$41,390	$45,907
Real estate - commercial	103,304	114,944
Other real estate construction loans	25,052	31,601
Noncommercial
Real estate 1-4 family construction	3,080	5,543
Real estate - residential	93,927	101,847
Home equity	48,517	51,413
Consumer loans	12,986	14,710
Other loans	822	602

	329,078	366,567
Less:
Allowance for loan losses	(6,801)	(6,815)
Deferred loan (fees) costs, net	105	108

Loans held for investment, net	$322,382	$359,860

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Changes in the allowance for loan losses

Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$2,904	$5,363	$3,195
Provision (recovery) charged to operations	985	1,947	2,737
Charge-offs	(1,167)	(4,417)	(586)
Recoveries	69	11	3

Net (charge-offs)	(1,098)	(4,406)	(583)

Other	—	—	14
Balance, end of year	$2,791	$2,904	$5,363

Non-Commercial	2012	2011	2010
	(dollars in thousands)
Balance, beginning of year	$3,911	$3,704	$2,081
Provision (recovery) charged to operations	847	1,509	2,182
Charge-offs	(824)	(1,419)	(603)
Recoveries	76	122	41

Net (charge-offs)	(748)	(1,297)	(562)

Other	—	(5)	3
Balance, end of year	$4,010	$3,911	$3,704

Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment

December 31, 2012

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,428	$14,979	$1,363	$154,767	$2,791	$169,746
Non-Commercial	1,606	11,128	2,404	148,309	4,010	159,437

Total	$3,034	$26,107	$3,767	$303,076	$6,801	$329,183

December 31, 2011

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$1,137	$18,882	$1,767	$173,570	$2,904	$192,452
Non-Commercial	1,446	14,207	2,465	159,908	3,911	174,115

Total	$2,583	$33,089	$4,232	$333,478	$6,815	$366,567

December 31, 2010

	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)

Commercial	$3,601	$32,115	$1,762	$176,957	$5,363	$209,072
Non-Commercial	1,030	11,140	2,674	167,467	3,704	178,607

Total	$4,631	$43,255	$4,436	$344,424	$9,067	$387,679

Past due information of the loan portfolio by class

December 31, 2012

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$98	$437	$535	$40,855	$41,390	$—
Real estate - commercial	708	3,032	3,740	99,564	103,304	—
Other real estate construction	12	2,945	2,957	22,095	25,052	—
Real estate construction	—	—	—	3,080	3,080	—
Real estate - residential	1,309	2,507	3,816	90,216	94,032	—
Home equity	162	558	720	47,797	48,517	—
Consumer loan	218	1	219	12,767	12,986	—
Other loans	—	—	—	822	822	—
Deferred cost/fees	—	—	—	—	—	—

Total	$2,507	$9,480	$11,987	$317,196	$329,183	$—

December 31, 2011

	Loans 30-89 Days Past Due	Loans 90 Days or More Past due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
		(dollars in thousands)

Commercial	$212	$329	$541	$45,366	$45,907	$—
Real estate - commercial	2,396	2,742	5,138	109,806	114,944	—
Other real estate construction	358	2,084	2,442	29,159	31,601	—
Real estate construction	—	—	—	5,543	5,543	—
Real estate - residential	2,341	2,441	4,782	97,065	101,847	—
Home equity	298	255	553	50,860	51,413	—
Consumer loan	208	11	219	14,491	14,710	—
Other loans	—	—	—	602	602	—

Total	$5,813	$7,862	$13,675	$352,892	$366,567	$—

Composition of nonaccrual loans by class

	2012	2011
	(dollars in thousands)

Commercial	$437	$329
Real estate - commercial	3,032	2,742
Other real estate construction	2,945	2,084
Real estate 1 - 4 family construction	—	—
Real estate - residential	2,507	2,441
Home equity	558	255
Consumer loans	1	11
Other loans	—	—

	$9,480	$7,862

Summary of risk grades of portfolio by class

December 31, 2012

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$39,800	$836	$754	$—	$41,390
Real estate - commercial	84,748	9,337	9,219	—	103,304
Other real estate construction	20,684	577	3,477	314	25,052
Real estate 1 - 4 family construction	3,080	—	—	—	3,080
Real estate - residential	78,115	9,728	6,189	—	94,032
Home equity	46,590	914	1,013	—	48,517
Consumer loans	12,360	512	114	—	12,986
Other loans	822	—	—	—	822

Total	$286,199	$21,904	$20,766	$314	$329,183

December 31, 2011

	Pass	Watch	Sub- standard	Doubtful	Total
		(dollars in thousands)

Commercial	$42,892	$1,670	$1,345	$—	$45,907
Real estate - commercial	95,699	7,971	11,274	—	114,944
Other real estate construction	26,256	745	4,600	—	31,601
Real estate 1 - 4 family construction	5,538	5	—	—	5,543
Real estate - residential	89,209	4,269	8,369	—	101,847
Home equity	49,743	861	809	—	51,413
Consumer loans	13,970	332	408	—	14,710
Other loans	602	—	—	—	602

Total	$323,909	$15,853	$26,805	$—	$366,567

Summary of performing and nonperforming loans by class

December 31, 2012

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$40,953	$437	$41,390
Real estate - commercial	100,272	3,032	103,304
Other real estate construction	22,107	2,945	25,052
Real estate 1 - 4 family construction	3,080	—	3,080
Real estate - residential	91,525	2,507	94,032
Home equity	47,959	558	48,517
Consumer loans	12,985	1	12,986
Other loans	822	—	822

Total	$319,703	$9,480	$329,183

December 31, 2011

	Performing	Non- Performing	Total
	(dollars in thousands)

Commercial	$45,578	$329	$45,907
Real estate - commercial	112,202	2,742	114,944
Other real estate construction	29,517	2,084	31,601
Real estate 1 - 4 family construction	5,543	—	5,543
Real estate - residential	99,406	2,441	101,847
Home equity	51,158	255	51,413
Consumer loans	14,699	11	14,710
Other loans	602	—	602

Total	$358,705	$7,862	$366,567

Summary of loans deemed impaired and specific reserves allocated by class

December 31, 2012

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$1,977	$388	$1,470	$616	$—	$437
Real estate - commercial	11,299	6,341	2,895	411	—	3,032
Other real estate construction	3,935	2,437	1,448	401	—	2,945
Real estate 1 - 4 family construction	840	713	127	127	—	—
Real estate - residential	8,985	3,994	4,991	1,215	—	2,507
Home equity	1,068	521	547	159	—	558
Consumer loans	235	39	196	105	—	1
Other loans	—	—	—	—	—	—

Total	$28,339	$14,433	$11,674	$3,034	$—	$9,480

December 31, 2012

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,440	$66
Real estate - commercial	11,607	473
Other real estate construction	4,055	202
Real estate 1 - 4 family construction	1,053	43
Real estate - residential	11,442	427
Home equity	1,200	32
Consumer loans	308	14
Other loans	—	—

Total	$31,105	$1,257

December 31, 2011

	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance	Recorded Investment Accruing Loans 90 or More Days Past Due	Recorded Investment Loans in Non-accrual
		(dollars in thousands)

Commercial	$2,099	$889	$1,091	$578	$—	$329
Real estate - commercial	14,951	11,365	1,523	452	—	2,742
Other real estate construction	4,016	2,644	1,370	107	—	2,084
Real estate 1 - 4 family construction	1,095	501	594	202	—	—
Real estate - residential	11,877	7,231	4,646	1,001	—	2,441
Home equity	993	753	240	124	—	255
Consumer loans	242	49	193	119	—	11
Other loans	—	—	—	—	—	—

Total	$35,273	$23,432	$9,657	$2,583	$—	$7,862

December 31, 2011

	Average Recorded Investment	Interest Income
	(dollars in thousands)

Commercial	$1,525	$93
Real estate - commercial	16,520	716
Other real estate construction	7,746	236
Real estate 1 - 4 family construction	1,249	53
Real estate - residential	10,137	616
Home equity	1,194	37
Consumer loans	280	16
Other loans	—	—

Total	$38,651	$1,767

Troubled Debts Restructures (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Breakdown of the types of concessions made by loan class

	Twelve months ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(dollars in thousands)
Extend payment terms:
Commercial	1	$33	$32
Real estate - commercial	—	—	—
Other real estate construction	1	49	49
Real estate 1 - 4 family construction	—	—	—
Real estate - residential	2	30	30
Home equity	—	—	—
Consumer loans	1	45	42
Other loans	—	—	—

	5	$157	$153

Other:
Commercial	1	$68	$68
Real estate - commercial	1	116	112
Other real estate construction	—	—	—
Real estate 1 - 4 family construction	1	32	31
Real estate - residential	6	939	933
Home equity	—	—	—
Consumer loans	1	17	17
Other loans	—	—	—

	10	$1,172	$1,161

Total	15	$1,329	$1,314

Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default

	Twelve months ended December 31, 2012
	Number of Loans	Recorded Investment
	(dollars in thousands)
Extended payment terms:
Commercial	1	$31
Real estate - commercial	—	—
Other real estate construction	1	49
Real estate 1 - 4 family construction	—	—
Real estate - residential	—	—
Home Equity loans	2	30
Consumer loans	—	—
Other loans	—	—

	4	$110

Other:
Commercial	—	$—
Real estate - commercial	—	—
Other real estate construction	—	—
Real estate 1 - 4 family construction	—	—
Real estate - residential	1	238
Home Equity loans	—	—
Consumer loans	1	17
Other loans	—	—

	2	$255

Total	6	$365

Schedule of successes and failures of the types of debt restructuring

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

Below market interest rate	—	$—	—	$—	—	$—	—	$—
Other Loans	—	—	15	738	—	—	2	511

Total	—	$—	15	$738	—	$—	2	$511

Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Assets [Abstract]
Summary of mortgage servicing rights

	2012	2011	2010
	(dollars in thousands)

Beginning of year mortgage servicing rights:	$2,142	$2,134	$1,890
Amounts capitalized	1,237	679	1,113
Amortization	(908)	(671)	(869)
Impairment	(77)	—	—

End of year	$2,394	$2,142	$2,134

Estimated amortization expense

Year ending December 31,
(dollars in thousands)

2013	$565
2014	489
2015	414
2016	338
2017	261
Thereafter	327

Total	$2,394

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Major classes of premises and equipment and the total accumulated depreciation

	2012	2011
	(dollars in thousands)

Land	$4,101	$4,094
Building and improvements	11,129	10,856
Furniture and equipment	7,583	7,254

Total fixed assets	22,813	22,204
Less accumulated depreciation	7,861	7,128

Net fixed assets	$14,952	$15,076

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments

Year ending December 31,
(dollars in thousands)

2013	$61
2014	61
2015	61
2016	61
2017	42
Thereafter	—

Total	$286

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of composition of Time Deposits

	2012		2011
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)

Demand deposits	$70,347	15%	$62,339	15%
Interest checking and money market	211,066	46%	185,539	43%
Savings	43,336	10%	39,273	9%
Time deposits $100,000 and over	53,449	12%	58,274	13%
Other time deposits	79,414	17%	85,913	20%

Total	$457,612	100%	$431,338	100%

Maturities of fixed-rate time deposits

Year ending December 31,	Time Deposits $100,000 and Over	Other Time Deposits
	(dollars in thousands)
2013	$29,200	$47,234
2014	5,914	11,917
2015	4,714	7,471
2016	10,396	10,198
2017	3,056	2,594
Thereafter	169	—

Total	$53,449	$79,414

Short Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Summary of short-term borrowed funds

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$6,180	0.92%	$7,732	0.94%
Notes payable	10	6.00%	59	3.80%
Short-term advances from FHLB	12,500	2.30%	13,000	2.04%

	$18,690	1.84%	$20,791	1.64%

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$5	0.80%	$4	0.74%
Master notes and other short term borrowing	7,464	0.90%	9,556	1.13%
Notes payable	29	4.37%	59	3.82%
Short-term advances from FHLB	11,503	2.46%	14,629	1.78%

	$19,001	1.85%	$24,248	1.53%

	2012	2011
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,491	11,110
Notes payable	59	59
Short-term advances from FHLB	13,500	20,450

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Scheduled maturities of advances and notes payable

Year ending December 31,
(dollars in thousands)

2014	$1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127

Total	$12,673

Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Matters [Abstract]
Significant components of income tax expense (benefit)

	2012	2011	2010
	(dollars in thousands)
Current tax expense (benefit):
Federal	$1,243	$(838)	$1,021
State	256	34	221

Total	1,499	(804)	1,242

Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)

Total	(1,134)	1,000	(1,091)

Net provision for income taxes	$365	$196	$151

Provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes

	2012	2011	2010
	(dollars in thousands)

Tax computed at the statutory federal rate	$262	$373	$294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336	—	—
Other	(28)	(24)	22

Provision for income taxes	$365	$196	$151

Significant components of deferred taxes

	2012	2011	2010
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,514	$2,439	$3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4

Total deferred tax assets	4,240	3,298	3,969

Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses	—	(149)	(130)

Total deferred tax liabilities	(1,847)	(2,402)	(1,106)

Net recorded deferred tax asset	$2,393	$896	$2,863

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Outstanding financial instruments whose contract amounts represent credit risk

	2012	2011
	(dollars in thousands)

Commitments to extend credit	$71,997	$64,224
Credit card commitments	7,957	8,728
Standby letters of credit	1,100	1,540

	$81,054	$74,492

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of loans to directors, executive officers and their related interests

(dollars in thousands)
Balance at December 31, 2011	$14,877
Disbursements during the year	3,198
Collections during the year	(2,906)

Balance at December 31, 2012	$15,169

Shareholders Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Regulatory Matters [Abstract]
Company's consolidated capital ratios

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2012

Total Capital to Risk
Weighted Assets:
Consolidated	$56,728	16.3%	$27,899	8.0%	$	N/A	—%
Bank of Stanly	34,208	15.1%	18,159	8.0%		22,699	10.0%
Anson Bank and Trust	6,402	19.1%	2,688	8.0%		3,360	10.0%
Cabarrus Bank and Trust	12,879	15.5%	6,668	8.0%		8,335	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	41,212	11.8%	13,949	4.0%		N/A	—%
Bank of Stanly	31,349	13.8%	9,080	4.0%		13,619	6.0%
Anson Bank and Trust	5,976	17.8%	1,344	4.0%		2,016	6.0%
Cabarrus Bank and Trust	11,834	14.2%	3,334	4.0%		5,001	6.0%

Tier I Capital to
Average Assets:
Consolidated	41,212	7.6%	21,643	4.0%		N/A	—%
Bank of Stanly	31,349	9.3%	13,619	4.0%		13,514	5.0%
Anson Bank and Trust	5,976	9.9%	2,016	4.0%		2,410	5.0%
Cabarrus Bank and Trust	11,834	9.0%	5,001	4.0%		5,225	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
		(Dollars in thousands)
December 31, 2011

Total Capital to Risk
Weighted Assets:
Consolidated	$58,319	15.4%	$30,364	8.0%	$	N/A	—%
Bank of Stanly	33,376	13.3%	20,035	8.0%		25,044	10.0%
Anson Bank and Trust	6,170	17.0%	2,904	8.0%		3,630	10.0%
Cabarrus Bank and Trust	12,641	14.3%	7,062	8.0%		8,828	10.0%

Tier I Capital to Risk
Weighted Assets:
Consolidated	42,422	11.2%	15,182	4.0%		N/A	—%
Bank of Stanly	30,231	12.1%	10,018	4.0%		15,026	6.0%
Anson Bank and Trust	5,710	15.7%	1,452	4.0%		2,178	6.0%
Cabarrus Bank and Trust	11,533	13.1%	3,531	4.0%		5,297	6.0%

Tier I Capital to
Average Assets:
Consolidated	42,422	8.0%	21,209	4.0%		N/A	—%
Bank of Stanly	30,231	8.8%	13,693	4.0%		17,117	5.0%
Anson Bank and Trust	5,710	10.1%	2,252	4.0%		2,815	5.0%
Cabarrus Bank and Trust	11,533	9.0%	5,105	4.0%		6,381	5.0%

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Summary of stock option activity

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Options outstanding at the beginning of the year	123,570	$5.16	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	31,079	4.60

Options outstanding at the end of the year	92,491	$5.35	$—

Options exercisable at the end of the year	90,019	$5.35	$—

Summary of status of Company's non-vested stock grants

	Shares	Weighted Average Grant Date Fair Value
Non-vested December 31, 2011	4,944	$1.60
Granted	—	—
Vested	(2,472)	1.60
Forfeited	—	—

Non-vested December 31, 2012	2,472	1.60

Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments and Interest Rate Risk [Abstract]
Comparison of carrying amounts and the estimated fair value of the financial instruments

December 31, 2012

	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$81,728	$81,728	$81,728	$—	$—
Securities available for sale	91,638	91,638	19,576	72,062	—
Loans held for investment, net	322,382	331,386	—	—	331,386
Loans held for sale	5,373	5,373	—	5,373	—
Restricted stock	2,265	2,265	2,265	—	—
Bank-owned life insurance	6,394	6,394	—	—	6,394
Mortgage servicing rights	2,394	2,394	—	—	2,394
Accrued interest receivable	1,753	1,753	—	—	1,753

FINANCIAL LIABILITIES
Deposits	$457,612	$446,669	$—	$—	$446,669
Short-term borrowings	18,690	18,690	—	18,690	—
Long-term borrowings	1,546	1,702	—	1,702	—
Junior subordinated debt	11,127	11,268	—	—	11,268
Accrued interest payable	270	270	—	—	270

December 31, 2011

	Carrying Value	Estimated Fair Value
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$28,687	$28,687
Securities available for sale	88,661	88,661
Loans held for investment, net	359,860	374,636
Loans held for sale	1,958	1,958
Restricted stock	3,289	3,289
Bank-owned life insurance	6,171	6,171
Mortgage servicing rights	2,128	2,494
Accrued interest receivable	2,084	2,084

FINANCIAL LIABILITIES
Deposits	$431,338	$430,641
Short-term borrowings	20,791	20,791
Long-term borrowings	14,106	14,611
Junior subordinated debt	11,127	11,283
Accrued interest payable	301	301

Fair value information for assets and liabilities measured at fair value on a recurring basis

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$19,576	$19,576	$—	$—
US Gov’t	22,174	—	22,174	—
Mortgage-backed securities and CMO’s	41,022	—	41,022	—
State and political subdivisions	8,866	—	8,866	—

Total assets at fair value	$91,638	$19,576	$72,062	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$33,532	$33,532	$—	$—
US Gov’t	19,997	—	19,997	—
Mortgage-backed securities and CMO’s	24,263	—	24,263	—
State and political subdivisions	10,869	—	10,869	—

Total assets at fair value	$88,661	$33,532	$55,129	$—

Total liabilities at fair value	$—	$—	$—	$—

Assets measured at fair value on a nonrecurring basis

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$8,640	$—	$—	$8,640
Loans held for sale	5,373	—	5,373	—
Other real estate owned	5,596	—	—	5,596

Total assets at fair value	$19,609	$—	$5,373	$14,236

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$7,074	$—	$—	$7,074
Loans held for sale	1,958	—	1,958	—
Other real estate owned	1,464	—	—	1,464

Total assets at fair value	$10,496	$—	$1,958	$8,538

Total liabilities at fair value	$—	$—	$—	$—

Quantitative information about level 3 fair value measurements

	Valuation Technique	Unobservable Input	General Range
Nonrecurring measurements:
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

Impaired loans	Discounted appraisals	Collateral discounts	0 – 30%

Parent Company Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Financial Data [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2012	2011
	(dollars in thousands)
Assets
Cash and demand deposits with bank subsidiaries	$300	$307
Interest-earning deposits with bank subsidiaries	6,217	9,142
Investments in:
Bank subsidiaries	50,677	50,596
Nonbank subsidiaries	836	913
Other assets	3,237	2,453

Total assets	$61,627	$63,411

Liabilities and shareholders’ equity
Master notes	$5,451	$6,208
Junior subordinated debentures	11,127	11,127
Other liabilities	376	473

Total liabilities	16,954	17,808

Redeemable common stock held by the Employee Stock
Ownership Plan (ESOP)	1,584	1,349

Shareholders’ equity	42,729	44,254

Total liabilities and shareholders’ equity	$61,267	$63,411

Condensed Statements of Income

Condensed Statements of Income

	2012	2011	2010
	(dollars in thousands)

Equity in earnings of subsidiaries	$1,100	$1,649	$1,445
Interest income	41	64	50
Management and service fees	6,937	6,689	6,407
Other income	102	104	26
Interest expense	(670)	(674)	(479)
Other operating expense	(7,428)	(7,304)	(7,003)
Income tax benefit	322	372	267

Net income	$404	$900	$713

Net income	$404	$900	$713
Dividends - preferred stock	(645)	(645)	(645)

Net income (loss) available to common shareholders	$(241)	$255	$68

Net income (loss) per common share
Basic	$(0.03)	$0.03	$0.01

Diluted	$(0.03)	$0.03	$0.01

Weighted average shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	2012	2011	2010
	(dollars in thousands)
Cash flows from operating activities
Net income	$404	$900	$713
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,100)	(1,649)	(1,445)
(Increase) decrease in other assets	(734)	(203)	174
Increase (decrease) in other liabilities	(97)	131	7

Net cash used by operating activities	(1,527)	(821)	(551)

Cash flows from investing activities
Dividends received from subsidiaries	—	—	1,300

Net cash provided by investing activities	—	—	1,300

Cash flows from financing activities
Net increase (decrease) in master notes	(757)	(2,386)	(2,888)
Net proceeds from issuance of junior subordinated debentures	—	1,232	2,476
Increase in unearned ESOP compensation	(103)	(161)	(100)
Dividends on preferred stock	(545)	(545)	(545)

Net cash used by financing activities	(1,405)	(1,860)	(1,057)

Net decrease in cash and cash equivalents	(2,932)	(2,681)	(308)
Cash and cash equivalents at beginning of year	9,449	12,130	12,438

Cash and cash equivalents at end of year	$6,517	$9,449	$12,130

Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of weighted average shares used in the calculation of basic and dilutive earnings per share
Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969
Effect of ESOP shares	(130,829)	(126,573)	(108,596)
Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373
Effect of dilutive stock options
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373

Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Segment Branch	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies (Textual) [Abstract]
Common stock exchange		1
Number of Branch Locations		6
Number of Branch Offices		2
Number of Segments		2
Mortgage and Commercial Loans Period		90 days
Credit card and Personal loans Period		180 days
Minimum required sustained performance		6 months
Probabilities of default acquire horizon	2 years
Allowance for loan loss horizon	1 year
Allowance for loan loss decrease	$ 176,000
Goodwill	987,000	987,000	987,000
Discount rate used for evaluation of goodwill		14.20%
Total accumulated other comprehensive income	$ 1,487,000	$ 1,487,000	$ 2,194,000
Stock options outstanding		92,491	123,570	180,571
Anson BanCorp Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Acquisition		Jan 19, 2000
Gateway Mortgage Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Acquisition		Aug 4, 2000
Cabarrus Bank and Trust Company [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Company capitalized a new wholly-owned subsidiary		Apr 10, 2003
Uwharrie Mortgage Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Established a subsidiary		2004-04-07
Maximum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for Furniture, Fixtures and Equipment		7 years
Maximum [Member] | Building and Leasehold Improvements [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for leasehold improvements and building		39 years
Minimum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for Furniture, Fixtures and Equipment		5 years
Minimum [Member] | Building and Leasehold Improvements [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for leasehold improvements and building		10 years

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of securities available for sale
Amortized Cost	$ 89,351	$ 85,302
Gross Unrealized Gains	2,411	3,444
Gross Unrealized Losses	124	85
Fair Value	91,638	88,661
US Treasury [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	18,731	32,073
Gross Unrealized Gains	846	1,459
Gross Unrealized Losses	1
Fair Value	19,576	33,532
U.S. Government agencies [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	21,689	19,142
Gross Unrealized Gains	485	855
Fair Value	22,174	19,997
GSE-Mortgage-backed securities and CMO's [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	40,766	24,016
Gross Unrealized Gains	379	332
Gross Unrealized Losses	123	85
Fair Value	41,022	24,263
State and political subdivisions [Member]
Carrying amounts and fair values of securities available for sale
Amortized Cost	8,165	10,071
Gross Unrealized Gains	701	798
Fair Value	$ 8,866	$ 10,869

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales and calls of securities available for sale
Gross proceeds from sales and calls	$ 42,889	$ 25,568	$ 40,623
Realized gains from sales	1,398	933	1,960
Realized losses from sales	(112)		(476)
Net realized gains (losses)	$ 1,286	$ 933	$ 1,484

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 23,840	$ 9,734
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	124	85
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	23,840	9,734
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	124	85
US Treasury [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	2,485
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	2,485
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	1
US Gov't Agencies [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses
GSE-Mortgage-backed securities and CMO's [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	21,355	9,734
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	123	85
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	21,355	9,734
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	123	85
State and political subdivisions [Member]
Gross unrealized losses and fair value of investments
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of the available for sale securities portfolio
Due within one year Amortized Cost	$ 350
Due within one year Estimated Fair Value	352
Due after one but within five years, Amortized Cost	36,756
Due after one but within five years, Estimated Fair Value	38,145
Due after five but within ten years, Amortized Cost	9,980
Due after five but within ten years, Estimated Fair Value	10,494
Due after ten years, Amortized Cost	1,499
Due after ten years, Fair Value	1,625
Mortgage Backed Securities Amortized Cost	40,766
Mortgage Backed Securities Estimated Fair Value	41,022
Total securities available for sale, Amortized Cost	89,351
Fair Value	$ 91,638	$ 88,661

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Federal Reserve stock owned by Company	$ 802,850	$ 802,850
Federal Home Loan Bank stock	1,500,000	2,500,000
Securities available for sale pledged as collateral on public deposits	$ 48,800,000	$ 37,700,000	$ 40,700,000
Number of mortgage backed securities related to unrealized losses	7	3
Number of treasury note related to unrealized losses	1

Loans Held for Investment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Composition of net loans held for investment by class
Loans, Total	$ 329,078	$ 366,567	$ 387,679
Less:
Less allowance for loan losses	(6,801)	(6,815)	(9,067)
Deferred loan (fees) costs, net	105	108
Net loans held for investment	322,382	359,860
Commercial Loan [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	41,390	45,907
Real estate - commercial [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	103,304	114,944
Other real estate construction loans [Member] | Commercial [Member]
Composition of net loans held for investment by class
Loans, Total	25,052	31,601
Real estate 1 - 4 family construction [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	3,080	5,543
Real estate - residential [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	93,927	101,847
Home equity [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	48,517	51,413
Consumer loans [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	12,986	14,710
Other loans [Member] | Noncommercial [Member]
Composition of net loans held for investment by class
Loans, Total	$ 822	$ 602

Loans Held for Investment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	$ 26,100,000	$ 33,100,000
Commercial segment Carried Allowances	3,034,000	2,583,000
Loans Held For Investment (Additional Textual) [Abstract]
Reducing net income	420,805	571,722
Accruing Loans 90 or More Days Past Due
Restructured loans	6,800,000	6,000,000
Restructured loans included in impaired loans	6,800,000	6,000,000
Carrying value of foreclosed properties	8,700,000	10,300,000
Amount pledged to borrowings at Federal Home Loan Bank	137,200,000	137,200,000
Amount pledged to borrowings at Federal Reserve Bank	143,500,000	143,500,000
Commercial [Member]
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	15,000,000	18,900,000
Commercial segment Carried Allowances	1,400,000	1,100,000
Noncommercial [Member]
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	11,100,000	14,200,000
Commercial segment Carried Allowances	$ 1,600,000	$ 1,500,000
Mortgage Loans on Real Estate [Member]
Loans Held For Investment (Textual) [Abstract]
Concentrations of Loans as Percentage of Net Loans	44.22%
Commercial Loans [Member]
Loans Held For Investment (Textual) [Abstract]
Concentrations of Loans as Percentage of Net Loans	51.58%

Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the allowance for loan losses
Balance, end of year	$ 6,801	$ 6,815	$ 9,067
Commercial [Member]
Changes in the allowance for loan losses
Balance, beginning of year	2,904	5,363	3,195
Provision (recovery) charged to operations	985	1,947	2,737
Charge-offs	(1,167)	(4,417)	(586)
Recoveries	69	11	3
Net (charge-offs)	(1,098)	(4,406)	(583)
Other			14
Balance, end of year	2,791	2,904	5,363
Non-Commercial [Member]
Changes in the allowance for loan losses
Balance, beginning of year	3,911	3,704	2,081
Provision (recovery) charged to operations	847	1,509	2,182
Charge-offs	(824)	(1,419)	(603)
Recoveries	76	122	41
Net (charge-offs)	(748)	(1,297)	(562)
Other		(5)	3
Balance, end of year	$ 4,010	$ 3,911	$ 3,704

Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	$ 6,801	$ 6,815	$ 9,067
Loans	329,078	366,567	387,679
Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	3,034	2,583	4,631
Loans	26,107	33,089	43,255
Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	3,767	4,232	4,436
Loans	303,076	333,478	344,424
Commercial [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	2,791	2,904	5,363	3,195
Loans	169,746	192,452	209,072
Commercial [Member] | Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,428	1,137	3,601
Loans	14,979	18,882	32,115
Commercial [Member] | Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,363	1,767	1,762
Loans	154,767	173,570	176,957
Non-Commercial [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	4,010	3,911	3,704	2,081
Loans	159,437	174,115	178,607
Non-Commercial [Member] | Individually Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	1,606	1,446	1,030
Loans	11,128	14,207	11,140
Non-Commercial [Member] | Collectively Evaluated [Member]
Schedule of loans and reserve balances by loan segment both individually and collectively evaluated for impairment
Reserve	2,404	2,465	2,674
Loans	$ 148,309	$ 159,908	$ 167,467

Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	$ 2,507	$ 5,813
Loans 90 Days or More Past Due	9,480	7,862
Total Past Due Loans	11,987	13,675
Current Loans	317,196	352,892
Net loans held for investment	322,382	359,860
Accruing Loans 90 or More Days Past Due
Commercial [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	98	212
Loans 90 Days or More Past Due	437	329
Total Past Due Loans	535	541
Current Loans	40,855	45,366
Net loans held for investment	41,390	45,907
Accruing Loans 90 or More Days Past Due
Real estate - commercial [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	708	2,396
Loans 90 Days or More Past Due	3,032	2,742
Total Past Due Loans	3,740	5,138
Current Loans	99,564	109,806
Net loans held for investment	103,304	114,944
Accruing Loans 90 or More Days Past Due
Other real estate construction [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	12	358
Loans 90 Days or More Past Due	2,945	2,084
Total Past Due Loans	2,957	2,442
Current Loans	22,095	29,159
Net loans held for investment	25,052	31,601
Accruing Loans 90 or More Days Past Due
Real estate construction [Member]
Past due information of the loan portfolio by class
Current Loans	3,080	5,543
Net loans held for investment	3,080	5,543
Accruing Loans 90 or More Days Past Due
Real estate - residential [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	1,309	2,341
Loans 90 Days or More Past Due	2,507	2,441
Total Past Due Loans	3,816	4,782
Current Loans	90,216	97,065
Net loans held for investment	94,032	101,847
Accruing Loans 90 or More Days Past Due
Home equity [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	162	298
Loans 90 Days or More Past Due	558	255
Total Past Due Loans	720	553
Current Loans	47,797	50,860
Net loans held for investment	48,517	51,413
Accruing Loans 90 or More Days Past Due
Consumer loan [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	218	208
Loans 90 Days or More Past Due	1	11
Total Past Due Loans	219	219
Current Loans	12,767	14,491
Net loans held for investment	12,986	14,710
Accruing Loans 90 or More Days Past Due
Other loans [Member]
Past due information of the loan portfolio by class
Loans 90 Days or More Past Due		1
Current Loans	822	602
Net loans held for investment	822	602
Accruing Loans 90 or More Days Past Due
Deferred cost/fees [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due
Loans 90 Days or More Past Due
Total Past Due Loans
Current Loans
Net loans held for investment
Accruing Loans 90 or More Days Past Due

Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of nonaccrual loans by class
Increase in non-performing loans	$ 9,480	$ 7,862
Commercial [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	437	329
Real estate - commercial [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	3,032	2,742
Other real estate construction [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	2,945	2,084
Real estate 1 - 4 family construction [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans
Real estate - residential [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	2,507	2,441
Home equity [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	558	255
Consumer loans [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	1	11
Other loans [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans		$ 1

Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of risk grades of portfolio by class
Financing Receivable	$ 322,382	$ 359,860
Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	41,390	45,907
Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	103,304	114,944
Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	25,052	31,601
Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,080	5,543
Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	94,032	101,847
Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	48,517	51,413
Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	12,986	14,710
Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	822	602
Pass [Member]
Summary of risk grades of portfolio by class
Financing Receivable	286,199	323,909
Pass [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	39,800	42,892
Pass [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	84,748	95,699
Pass [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	20,684	26,256
Pass [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,080	5,538
Pass [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	78,115	89,209
Pass [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	46,590	49,743
Pass [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	12,360	13,970
Pass [Member] | Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	822	602
Watch [Member]
Summary of risk grades of portfolio by class
Financing Receivable	21,904	15,853
Watch [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	836	1,670
Watch [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,337	7,971
Watch [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	577	745
Watch [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable		5
Watch [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,728	4,269
Watch [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	914	861
Watch [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	512	332
Sub-standard [Member]
Summary of risk grades of portfolio by class
Financing Receivable	20,766	26,805
Sub-standard [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	754	1,345
Sub-standard [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable	9,219	11,274
Sub-standard [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	3,477	4,600
Sub-standard [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable	6,189	8,369
Sub-standard [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable	1,013	809
Sub-standard [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable	114	408
Doubtful [Member]
Summary of risk grades of portfolio by class
Financing Receivable	314
Doubtful [Member] | Commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Real estate - commercial [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Other real estate construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable	314
Doubtful [Member] | Real estate 1 - 4 family construction [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Real estate - residential [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Home equity [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Consumer loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable
Doubtful [Member] | Other loans [Member]
Summary of risk grades of portfolio by class
Financing Receivable

Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of performing and nonperforming loans by class
Financing Receivable	$ 322,382	$ 359,860
Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	319,703	358,705
Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	9,480	7,862
Commercial [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	41,390	45,907
Commercial [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	40,953	45,578
Commercial [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	437	329
Real estate - commercial [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	103,304	114,944
Real estate - commercial [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	100,272	112,202
Real estate - commercial [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,032	2,742
Other real estate construction [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	25,052	31,601
Other real estate construction [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	22,107	29,517
Other real estate construction [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	2,945	2,084
Real estate 1 - 4 family construction [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,080	5,543
Real estate 1 - 4 family construction [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	3,080	5,543
Real estate - residential [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	94,032	101,847
Real estate - residential [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	91,525	99,406
Real estate - residential [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	2,507	2,441
Home equity [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	48,517	51,413
Home equity [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	47,959	51,158
Home equity [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	558	255
Consumer loans [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	12,986	14,710
Consumer loans [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	12,985	14,699
Consumer loans [Member] | Non-Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	1	11
Other loans [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	822	602
Other loans [Member] | Performing [Member]
Summary of performing and nonperforming loans by class
Financing Receivable	$ 822	$ 602

Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	$ 28,339	$ 35,273
Recorded Investment With No Allowance	14,433	23,432
Recorded Investment With Allowance	11,674	9,657
Related Allowance	3,034	2,583
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	9,480,000	7,862
Average Recorded Investment	31,105	38,651
Interest Income	1,257	1,767
Commercial [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	1,977	2,099
Recorded Investment With No Allowance	388	889
Recorded Investment With Allowance	1,470	1,091
Related Allowance	616	578
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	437	329
Average Recorded Investment	1,440	1,525
Interest Income	66	93
Real estate - commercial [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	11,299	14,951
Recorded Investment With No Allowance	6,341	11,365
Recorded Investment With Allowance	2,895	1,523
Related Allowance	411	452
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	3,032	2,742
Average Recorded Investment	11,607	16,520
Interest Income	473	716
Other real estate construction [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	3,935	4,016
Recorded Investment With No Allowance	2,437	2,644
Recorded Investment With Allowance	1,448	1,370
Related Allowance	401	107
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	2,945	2,084
Average Recorded Investment	4,055	7,746
Interest Income	202	236
Real estate 1 - 4 family construction [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	840	1,095
Recorded Investment With No Allowance	713	501
Recorded Investment With Allowance	127	594
Related Allowance	127	202
Recorded Investment Accruing Loans 90 or More Days Past Due
Average Recorded Investment	1,053	1,249
Interest Income	43	53
Real estate - residential [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	8,985	11,877
Recorded Investment With No Allowance	3,994	7,231
Recorded Investment With Allowance	4,991	4,646
Related Allowance	1,215	1,001
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	2,507	2,441
Average Recorded Investment	11,442	10,137
Interest Income	427	616
Home equity [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	1,068	993
Recorded Investment With No Allowance	521	753
Recorded Investment With Allowance	547	240
Related Allowance	159	124
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	558	255
Average Recorded Investment	1,200	1,194
Interest Income	32	37
Consumer loans [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance	235	242
Recorded Investment With No Allowance	39	49
Recorded Investment With Allowance	196	193
Related Allowance	105	119
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual	1	11
Average Recorded Investment	308	280
Interest Income	14	16
Other loans [Member]
Summary of loans deemed impaired and specific reserves allocated by class
Unpaid Principal Balance
Recorded Investment With No Allowance
Recorded Investment With Allowance
Related Allowance
Recorded Investment Accruing Loans 90 or More Days Past Due
Recorded Investment Loans in Non-accrual
Average Recorded Investment
Interest Income

Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses (Textual) [Abstract]
Financing receivable recorded investment number of days past due	90 days
Increase in non-performing loans	$ 9,480,000,000	$ 7,862,000
Increase of non-performing loans	1,800,000
Nonaccrual loan	$ 1,700,000

Troubled Debts Restructures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Contract
Breakdown of the types of concessions made by loan class
Number of Contracts	15
Pre-Modification Outstanding Recorded Investment	$ 1,329
Post-Modification Outstanding Recorded Investment	1,314
Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	157
Post-Modification Outstanding Recorded Investment	153
Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	10
Pre-Modification Outstanding Recorded Investment	1,172
Post-Modification Outstanding Recorded Investment	1,161
Commercial [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	33
Post-Modification Outstanding Recorded Investment	32
Commercial [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	68
Post-Modification Outstanding Recorded Investment	68
Real estate - commercial [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate - commercial [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	116
Post-Modification Outstanding Recorded Investment	112
Other real estate construction [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	49
Post-Modification Outstanding Recorded Investment	49
Other real estate construction [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate 1 - 4 family construction [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Real estate 1 - 4 family construction [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	32
Post-Modification Outstanding Recorded Investment	31
Real estate - residential [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	30
Post-Modification Outstanding Recorded Investment	30
Real estate - residential [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	6
Pre-Modification Outstanding Recorded Investment	939
Post-Modification Outstanding Recorded Investment	933
Home equity [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Home equity [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Consumer loans [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	45
Post-Modification Outstanding Recorded Investment	42
Consumer loans [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	17
Post-Modification Outstanding Recorded Investment	17
Other loans [Member] | Extend payment terms [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Other loans [Member] | Other [Member]
Breakdown of the types of concessions made by loan class
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment

Troubled Debts Restructures (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Loan
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	6
Recorded Investment	$ 365
Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	4
Recorded Investment	110
Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	2
Recorded Investment	255
Commercial [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	31
Commercial [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - commercial [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - commercial [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Other real estate construction [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	49
Other real estate construction [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate 1 - 4 family construction [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate 1 - 4 family construction [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - residential [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Real estate - residential [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	238
Home Equity loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	2
Recorded Investment	30
Home Equity loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Consumer loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Consumer loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans	1
Recorded Investment	17
Other loans [Member] | Extend payment terms [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment
Other loans [Member] | Other [Member]
Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default
Number of Loans
Recorded Investment

Troubled Debts Restructures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan
Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	15
Recorded Investments	738
Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	2
Recorded Investments	511
Below market interest rate [Member] | Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	15
Recorded Investments	738
Other Loans [Member] | Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	2
Recorded Investments	$ 511

Troubled Debts Restructures (Details Textual)	12 Months Ended
Dec. 31, 2012
Troubled Debt Restructure Period (Textual) [Abstract]
Troubled debt restructure is defined as being past due	90 days

Mortgage Servicing Assets (Details) (Mortgage Servicing Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Assets [Member]
Summary of mortgage servicing rights
Beginning of year mortgage servicing rights:	$ 2,142	$ 2,134	$ 1,890
Amounts capitalized	1,237	679	1,113
Amortization	(908)	(671)	(869)
Impairment	(77)
End of year	$ 2,394	$ 2,142	$ 2,134

Mortgage Servicing Assets (Details 1) (Mortgage Servicing Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Servicing Assets [Member]
Estimated amortization expense
2013	$ 565
2014	489
2015	414
2016	338
2017	261
Thereafter	327
Total	$ 2,394	$ 2,142	$ 2,134	$ 1,890

Mortgage Servicing Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Assets (Textual) [Abstract]
Unpaid principal balances of mortgage and other loans serviced for others	$ 386	$ 346
Fair value of mortgage servicing rights	$ 2.4	$ 2.5
Weighted average remaining life	264 months
Weighted average discount rate	12.00%
Weighted average coupon	4.22%
Weighted average prepayment speed	325.00%

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	$ 22,813	$ 22,204
Less accumulated depreciation	7,861	7,128
Net fixed assets	14,952	15,076
Land [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	4,101	4,094
Building and improvements [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	11,129	10,856
Furniture and equipment [Member]
Major classes of premises and equipment and the total accumulated depreciation
Total fixed assets	$ 7,583	$ 7,254

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments
2013	$ 61
2014	61
2015	61
2016	61
2017	42
Thereafter
Total	$ 286

Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Option	Dec. 31, 2011	Dec. 31, 2010
Leases (Additional Textual) [Abstract]
Number of times to renew amended office lease option	2
Lease renewal options	5 years
Rental expense related to the operating leases	$ 60,929	$ 60,450	$ 85,538
Concord [Member]
Leases (Textual) [Abstract]
Non-cancellable operating lease expired	2017
Annual rental payments	$ 61,286

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of composition of Time Deposits
Demand deposits	$ 70,347	$ 62,339
Interest checking and money market	211,066	185,539
Savings deposits	43,336	39,273
Time deposits, $100,000 and over	53,449	58,274
Other time deposits	79,414	85,913
Total deposits	$ 457,612	$ 431,338
Demand deposits, percentage	15.00%	15.00%
Interest checking and money markets, percentage	46.00%	43.00%
Savings, percentage	10.00%	9.00%
Time deposits $100,000 and over, percentage	12.00%	13.00%
Other time deposits, percentage	17.00%	20.00%
Total deposit, percentage	100.00%	100.00%

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits $100,000 and Over [Member]
Maturities of fixed-rate time deposits
2013	$ 29,200
2014	5,914
2015	4,714
2016	10,396
2017	3,056
Thereafter	169
Total	53,449
Other Time Deposits [Member]
Maturities of fixed-rate time deposits
2013	47,234
2014	11,917
2015	7,471
2016	10,198
2017	2,594
Total	$ 79,414

Short Term-Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	$ 18,690	$ 20,791
Short-term borrowed funds, weighted average rates at year end	1.84%	1.64%
Short-term borrowed funds, average balance during year	19,001	24,248
Short-term borrowed funds, weighted average rate during year	1.85%	1.53%
Federal Funds Purchased [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, average balance during year	5	4
Short-term borrowed funds, weighted average rate during year	0.80%	0.74%
Short-term borrowed funds, maximum month-end balance
Master notes and other short term borrowing [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	6,180	7,732
Short-term borrowed funds, weighted average rates at year end	0.92%	0.94%
Short-term borrowed funds, average balance during year	7,464	9,556
Short-term borrowed funds, weighted average rate during year	0.90%	1.13%
Short-term borrowed funds, maximum month-end balance	7,491	11,110
Notes payable [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	10	59
Short-term borrowed funds, weighted average rates at year end	6.00%	3.80%
Short-term borrowed funds, average balance during year	29	59
Short-term borrowed funds, weighted average rate during year	4.37%	3.82%
Short-term borrowed funds, maximum month-end balance	59	59
Short-term advances from FHLB [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	12,500	13,000
Short-term borrowed funds, weighted average rates at year end	2.30%	2.04%
Short-term borrowed funds, average balance during year	11,503	14,629
Short-term borrowed funds, weighted average rate during year	2.46%	1.78%
Short-term borrowed funds, maximum month-end balance	$ 13,500	$ 20,450

Short-Term Borrowed Funds (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Short-Term Borrowed Funds (Textual) [Abstract]
Federal Reserve discount	$ 53

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of advances and notes payable
2014	$ 1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127
Total	$ 12,673	$ 25,233

Long-Term Debt (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended			0 Months Ended
	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Standby letters of credit [Member]	Dec. 31, 2012 Junior Subordinated Debt [Member]	Dec. 31, 2011 Junior Subordinated Debt [Member]	Sep. 30, 2010 Junior Subordinated Debt [Member]	Jun. 30, 2010 Junior Subordinated Debt [Member]	Nov. 19, 2002 Mortgages [Member] Installment	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member]	May 13, 2009 Notes payable [Member] Installment	Dec. 31, 2011 Notes payable [Member]
Long Term Debt (Textual) [Abstract]
Long term advances			$ 1,500,000	$ 14,000,000			$ 11,500,000
Interest rate			4.08%		0.44%	4.08%
Fixed rate junior subordinated debt securities per security										1,000	1,000
Minimum investment required under private placement										50,000	50,000
Securities have a final maturity date	Dec 31, 2018	Dec 31, 2018
Debt instrument earliest redemption date	Dec 31, 2013	Dec 31, 2013
Note bears interest								5.75%				6.00%			3.43%
Proceeds from Private placement, outstanding balance			12,673,000	25,233,000					11,100,000			129,000	56,000	65,000	200,000	100,000
Final maturity drops period								5 years
Tier 2 capital excluded								0
Reclassification of private placement proceeds to Tier 2 capital			11,100,000
Note bears interest paid quarterly installment												60			4
Note bears interest annual payment												3,277			50,000
Long Term Debt (Additional Textual) [Abstract]
Line of credit			53,000,000
Remaining borrowing availability			$ 38,500,000
Percentage of proceeds from sale of securities imposed as reduction			20.00%

Income Tax Matters (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense (benefit):
Federal	$ 1,243	$ (838)	$ 1,021
State	256	34	221
Total	1,499	(804)	1,242
Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)
Total	(1,134)	1,000	(1,091)
Net provision for income taxes	$ 365	$ 196	$ 151

Income Tax Matters (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes
Tax computed at the statutory federal rate	$ 262	$ 373	$ 294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336
Other	(28)	(24)	22
Net provision for income taxes	$ 365	$ 196	$ 151

Income Tax Matters (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets relating to:
Allowance for loan losses	$ 2,514	$ 2,439	$ 3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4
Total deferred tax assets	4,240	3,298	3,969
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses		(149)	(130)
Total deferred tax liabilities	(1,847)	(2,402)	(1,106)
Net recorded deferred tax asset	$ 2,393	$ 896	$ 2,863

Income Tax Matters (Details Textual)	12 Months Ended
Dec. 31, 2012
Income Tax Matters (Textual) [Abstract]
Statutory federal income tax rate	34.00%

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	$ 81,054	$ 74,492
Commitments to extend credit [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	71,997	64,224
Credit card commitments [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	7,957	8,728
Standby letters of credit [Member]
Outstanding financial instruments whose contract amounts represent credit risk
Total commitments	$ 1,100	$ 1,540

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of loans to directors, executive officers and their related interests
Balance at December 31, 2011	$ 14,877
Disbursements during the year	3,198
Collections during the year	(2,906)
Balance at December 31, 2012	$ 15,169

Related Party Transactions (Details Textual) (Executive officers and directors [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Executive officers and directors [Member]
Related Party Transactions (Textual) [Abstract]
Unused lines of credit	$ 4.9

Shareholders' Equity and Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	$ 56,728	$ 58,319
Actual (Ratio)	16.30%	15.40%
Minimum For Capital Requirement (Amount)	27,899	30,364
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	41,212	42,422
Actual (Ratio)	11.80%	11.20%
Minimum For Capital Requirement (Amount)	13,949	15,182
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier I Capital to Average Assets:
Actual (Amount)	41,212	42,422
Actual (Ratio)	7.60%	8.00%
Minimum For Capital Requirement (Amount)	21,643	21,209
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Bank of Stanly [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	34,208	33,376
Actual (Ratio)	15.10%	13.30%
Minimum For Capital Requirement (Amount)	18,159	20,035
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	22,699	25,044
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	31,349	30,231
Actual (Ratio)	13.80%	12.10%
Minimum For Capital Requirement (Amount)	9,080	10,018
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	13,619	15,026
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	31,349	30,231
Actual (Ratio)	9.30%	8.80%
Minimum For Capital Requirement (Amount)	13,619	13,693
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	13,514	17,117
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Anson Bank and Trust [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	6,402	6,170
Actual (Ratio)	19.10%	17.00%
Minimum For Capital Requirement (Amount)	2,688	2,904
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	3,360	3,630
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	5,976	5,710
Actual (Ratio)	17.80%	15.70%
Minimum For Capital Requirement (Amount)	1,344	1,452
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	2,016	2,178
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	5,976	5,710
Actual (Ratio)	9.90%	10.10%
Minimum For Capital Requirement (Amount)	2,016	2,252
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	2,410	2,815
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Cabarrus Bank and Trust [Member]
Total Capital to Risk Weighted Assets:
Actual (Amount)	12,879	12,641
Actual (Ratio)	15.50%	14.30%
Minimum For Capital Requirement (Amount)	6,668	7,062
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	8,335	8,828
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier I Capital to Risk Weighted Assets:
Actual (Amount)	11,834	11,533
Actual (Ratio)	14.20%	13.10%
Minimum For Capital Requirement (Amount)	3,334	3,531
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	5,001	5,297
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.00%	6.00%
Tier I Capital to Average Assets:
Actual (Amount)	11,834	11,533
Actual (Ratio)	9.00%	9.00%
Minimum For Capital Requirement (Amount)	5,001	5,105
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 5,225	$ 6,381
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%

Shareholders Equity and Regulatory Matters (Details Textual) (USD $)	12 Months Ended						12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2008	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Bank of Stanly [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Anson Bank and Trust [Member]	Dec. 31, 2012 Noncumulative Preferred Stock [Member] Cabarrus Bank and Trust [Member]	Dec. 31, 2012 Preferred Stock Series A [Member]	Dec. 23, 2008 Preferred Stock Series A [Member]	Sep. 30, 2012 Preferred Stock Series B [Member]	Dec. 31, 2012 Preferred Stock Series B [Member]	Dec. 23, 2008 Preferred Stock Series B [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Bank of Stanly [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Anson Bank and Trust [Member]	Dec. 31, 2012 Preferred Stock Series B [Member] Cabarrus Bank and Trust [Member]
Shareholders Equity and Regulatory Matters (Textual) [Abstract]
Number of shares to sell under agreement								10,000
Number of warrants Exercised under agreement.											500
Cumulative perpetual preferred stock redemption value								$ 10,000,000			$ 500,000
Senior preferred cumulative dividends rate							5.00%
Initial period for lower rate of cumulative dividend							5 years
Preferred cumulative dividends rate after specific period							9.00%
Investment to provide an avenue for investing portions of the funds received				3,000,000	1,800,000	3,000,000
Capital raised												4,500,000	1,300,000	1,900,000
Preferred stock dividend rate									5.30%	9.00%
Shareholders Equity and Regulatory Matters (Additional Textual) [Abstract]
Combined proceeds received for the issuance			10,000,000
Net discount amortized	100,000	200,000
Preferred stock discount amortization period	5 years
Net discount amortized remaining	100,000
Reserve on deposit liabilities	$ 2,200,000
Share repurchased during period	0	0

Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity
Options outstanding at the beginning of the year	123,570
Options granted
Options exercised		0	0
Forfeitures	31,079
Options outstanding at the end of the year	92,491	123,570
Options exercisable at the end of the year	90,019
Share Options outstanding and Non-vested Weighted Average at the beginning of the year	$ 5.16
Weighted Average Exercise Price Options granted
Weighted Average Exercise Price Options exercised
Weighted Average Exercise Price Forfeitures	$ 4.6
Share Options outstanding and Non-vested Weighted Average at the end of the year	$ 5.35	$ 5.16
Weighted Average Exercise Price Options exercisable at the end of the year	$ 5.35
Aggregate Intrinsic value Options outstanding at the beginning of the year
Aggregate Intrinsic value Options outstanding at the end of the year
Aggregate Intrinsic value Options exercisable at the end of the year

Stock Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of status of Company's non-vested stock grants
Non-vested December 31, 2011	4,944
Granted, Shares
Vested, Shares	(2,472)
Forfeited, Shares
Non-vested December 31, 2012	2,472
Non-vested December 31, 2011, Weighted Average Grant Date Fair Value	$ 1.6
Granted, Weighted Average Grant Date Fair Value
Vested, Weighted Average Grant Date Fair Value	$ 1.6
Forfeited, Weighted Average Grant Date Fair Value
Non-vested December 31, 2012, Weighted Average Grant Date Fair Value	$ 1.6

Stock Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation (Textual) [Abstract]
Number of options outstanding	92,491	123,570
Options outstanding an exercise price range	$ 5.35	$ 5.16
Options at an exercise price range	$ 5.35
Options granted under SOP II
Stock Based Compensation (Additional Textual) [Abstract]
Options outstanding weighted average expected term	1 year 10 months 17 days
Exercisable options	90,019
Grant date fair value of stock options vested	$ 4	$ 4	$ 4
Unrecognized compensation cost	$ 0
Options exercised		0	0
Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
Options outstanding an exercise price range	$ 5.35
Options at an exercise price range	$ 5.35
Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
Options outstanding an exercise price range	$ 5.34
Options at an exercise price range	$ 5.34
1996 Incentive Stock Option Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	10 years
SOP and SPP expired	2006
Number of options outstanding	80,131
1996 Incentive Stock Option Plan [Member] | Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	5 years
1996 Incentive Stock Option Plan [Member] | Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	3 years
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	2 years
SOP and SPP expired	2006
Number of options outstanding	0
2006 Incentive Stock Option Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	10 years
Number of options outstanding	12,360
Common stock reserved for future grants of options	154,971
Options granted under SOP II	0	0
2006 Incentive Stock Option Plan [Member] | Maximum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	5 years
2006 Incentive Stock Option Plan [Member] | Minimum [Member]
Stock Based Compensation (Textual) [Abstract]
SOP vesting schedules	3 years
Employee Stock Purchase Plan II [Member]
Stock Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award expiration period	2 years
Number of options outstanding	0
Common stock reserved for future grants of options	103,234

Employee and Director Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Employee and Director Benefit Plans (Textual) [Abstract]
Employee contributions that excess compensation	3.00%
Total unallocated shares purchased from the open market from advance proceeds	0	0
Line of credit	$ 53,000,000
Unused balance of the line of credit	38,500,000
Outstanding balance of the loan	1,500,000	14,000,000
Employee and Director Benefit Plans (Additional Textual) [Abstract]
Eligible to make elective age	18
Associate Minimum Service Period Make Elective Deferrals	1 year
Associate Minimum Hours of Service Period Make Elective Deferrals	1,000
Vested in the plan	100.00%
Annual contribution to the plan	323,545	306,673	296,466
Employee contributions	100.00%
Defined contribution plan maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee Stock Ownership Plan purchased proceed from loan	1,200,000
Supplemental Executive Retirement Plan [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Fixed monthly benefit payments	10 years
Provision expensed for future benefits	266,800	266,800	266,800
Liability accrued for compensation deferred under the plan	2,400,000	2,000,000
Split-Dollar Life Insurance [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Interest in the cash surrender value of the policies	100.00%
Expense income associated with these policies	56,458	53,938
Employee Stock Ownership Plan [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Employee stock ownership plan purchased	293,216
Loan repayment, years	18 years
Total unallocated shares purchased from the open market from advance proceeds	136,542
Loan repaid, interest	8.00%
Outstanding loan	424,094
Number of years cliff vesting schedule	3 years
Line of credit				500,000
Advances under line of credit	450,526
Unused balance of the line of credit	49,474
Outstanding balance of the loan	450,526
Expense of salaries	2.00%
Profit Sharing Plan maximum match	3.00%
Profit Sharing Plan maximum match associate contributions	4.00%
Expenses connection with the ESOP	209,434	219,657	229,011
Liability set aside for the total allocated shares, fair value	1,600,000
Shares held by the ESOP	459,873
Shares unallocated	198,656
Shares unallocated with a fair value	$ 683,377
Maximum [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Employee contributions are not in excess compensation	3.00%
Employee contributions that excess compensation	5.00%

Fair Values of Financial Instruments and Interest Rate Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Loans held for investment, net	$ 322,382	$ 359,860
Loans held for sale	5,373	1,958
Restricted stock	1,500	2,500
Bank-owned life insurance	6,394	6,171
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Accrued interest payable	270	301
Level 1 [Member]
Financial Assets
Cash and cash equivalents	81,728
Securities available for sale	19,576
Restricted stock	2,265
Financial Liabilities
Deposits
Short-term borrowed funds
Long-term debt
Junior subordinated debt
Accrued interest payable
Level 2 [Member]
Financial Assets
Securities available for sale	72,062
Loans held for sale	5,373
Financial Liabilities
Short-term borrowed funds	18,690
Long-term debt	1,702
Level 3 [Member]
Financial Assets
Loans held for investment, net	331,386
Bank-owned life insurance	6,394
Mortgage servicing rights	2,394
Accrued interest receivable	1,753
Financial Liabilities
Deposits	446,669
Junior subordinated debt	11,268
Accrued interest payable	270
Carrying Value [Member]
Financial Assets
Cash and cash equivalents	81,728	28,687
Securities available for sale	91,638	88,661
Loans held for investment, net	322,382	359,860
Loans held for sale	5,373	1,958
Restricted stock	2,265	3,289
Bank-owned life insurance	6,394	6,171
Mortgage servicing rights	2,394	2,128
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	457,612	431,338
Short-term borrowed funds	18,690	20,791
Long-term debt	1,546	14,106
Junior subordinated debt	11,127	11,127
Accrued interest payable	270	301
Estimated Fair Value [Member]
Financial Assets
Cash and cash equivalents	81,728	28,687
Securities available for sale	91,638	88,661
Loans held for investment, net	331,386	374,636
Loans held for sale	5,373	1,958
Restricted stock	2,265	3,289
Bank-owned life insurance	6,394	6,171
Mortgage servicing rights	2,394	2,494
Accrued interest receivable	1,753	2,084
Financial Liabilities
Deposits	446,669	430,641
Short-term borrowed funds	18,690	20,791
Long-term debt	1,702	14,611
Junior subordinated debt	11,268	11,283
Accrued interest payable	$ 270	$ 301

Fair Values of Financial Instruments and Interest Rate Risk (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Securities available for sale:
Total assets at fair value	$ 19,576
Level 2 [Member]
Securities available for sale:
Total assets at fair value	72,062
Fair Value on a recurring basis [Member]
Securities available for sale:
Total assets at fair value	91,638	88,661
Total liabilities at fair value
Fair Value on a recurring basis [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Fair Value on a recurring basis [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value	22,174	19,997
Fair Value on a recurring basis [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value	41,022	24,263
Fair Value on a recurring basis [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value	8,866	10,869
Fair Value on a recurring basis [Member] | Level 1 [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 1 [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value	19,576	33,532
Fair Value on a recurring basis [Member] | Level 2 [Member]
Securities available for sale:
Total assets at fair value	72,062	55,129
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 2 [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value	22,174	19,997
Fair Value on a recurring basis [Member] | Level 2 [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value	41,022	24,263
Fair Value on a recurring basis [Member] | Level 2 [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value	8,866	10,869
Fair Value on a recurring basis [Member] | Level 3 [Member]
Securities available for sale:
Total assets at fair value
Total liabilities at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | US Treasury [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | US Gov't Agencies [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | Mortgage-backed securities and CMO's [Member]
Securities available for sale:
Total assets at fair value
Fair Value on a recurring basis [Member] | Level 3 [Member] | State and political subdivisions [Member]
Securities available for sale:
Total assets at fair value

Fair Values of Financial Instruments and Interest Rate Risk (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Total assets at fair value	$ 19,576
Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Total assets at fair value	72,062
Fair Value on a Nonrecurring basis [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans	8,640	7,074
Loans held for sale	5,373	1,958
Other real estate owned	5,596	1,464
Total assets at fair value	19,609	10,496
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans
Loans held for sale
Other real estate owned
Total assets at fair value
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Loans held for sale	5,373	1,958
Total assets at fair value	5,373	1,958
Total liabilities at fair value
Fair Value on a Nonrecurring basis [Member] | Level 3 [Member]
Assets measured at fair value on a nonrecurring basis
Impaired loans	8,640	7,074
Other real estate owned	5,596	1,464
Total assets at fair value	14,236	8,538
Total liabilities at fair value

Fair Values of Financial Instruments and Interest Rate Risk (Details 3)	12 Months Ended
Dec. 31, 2012
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	12.00%
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member]
Quantitative information about level 3 fair value measurements
Valuation Technique	Discounted appraisals
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate and estimated costs to sell	10.00%
Fair Value on a Nonrecurring basis [Member] | OREO [Member] | Level 3 [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate and estimated costs to sell	0.00%
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member]
Quantitative information about level 3 fair value measurements
Valuation Technique	Discounted appraisals
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	30.00%
Fair Value on a Nonrecurring basis [Member] | Impaired loans [Member] | Level 3 [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements
Fair value inputs discount rate	0.00%

Fair Values of Financial Instruments and Interest Rate Risk (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments and Interest Rate Risk (Textual) [Abstract]
Short term borrowings due period	Within one year
Current fair value of off-balance sheet financial instruments	$ 0

Parent Company Financial Data (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and demand deposits with bank subsidiaries	$ 8,877	$ 7,487
Interest-earning deposits with bank subsidiaries	72,851	21,200
Investments in:
Other assets	9,174	9,327
Total assets	545,007	526,902
Liabilities and shareholders' equity
Other liabilities	11,449	3,636
Total liabilities	500,694	481,299
Shareholders' equity	42,729	44,254	43,493	44,024
Total liabilities and shareholders' equity	545,007	526,902
Consolidated [Member]
Assets
Cash and demand deposits with bank subsidiaries	300	307
Interest-earning deposits with bank subsidiaries	6,217	9,142
Investments in:
Bank subsidiaries	50,677	50,596
Nonbank subsidiaries	836	913
Other assets	3,237	2,453
Total assets	61,627	63,411
Liabilities and shareholders' equity
Master notes	5,451	6,208
Junior subordinated debentures	11,127	11,127
Other liabilities	376	473
Total liabilities	16,954	17,808
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	1,584	1,349
Shareholders' equity	42,729	44,254
Total liabilities and shareholders' equity	$ 61,267	$ 63,411

Parent Company Financial Data (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Income
Other income	$ 748	$ 271	$ 140
Interest expense	3,698	4,737	5,951
Other operating expense	(2,765)	(2,606)	(2,748)
Income tax benefit	365	196	151
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	(241)	255	68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373
Consolidated [Member]
Condensed Statements of Income
Equity in earnings of subsidiaries	1,100	1,649	1,445
Interest income	41	64	50
Management and service fees	6,937	6,689	6,407
Other income	102	104	26
Interest expense	(670)	(674)	(479)
Other operating expense	(7,428)	(7,304)	(7,003)
Income tax benefit	322	372	267
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	$ (241)	$ 255	$ 68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373

Parent Company Financial Data (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 404	$ 900	$ 713
adjustments to reconcile net income to net cash used by operating activities:
Net change in other assets	(3,742)	(1,910)	(532)
Increase (decrease) in other liabilities	431	621	(54)
Net cash provided (used) by operating activities	(420)	10,273	(243)
Cash flows from investing activities
Net cash provided (used) by investing activities	35,505	16,710	(54,566)
Cash flows from financing activities
Net proceeds from issuance of junior subordinated debentures		1,962	2,476
Increase in unearned ESOP compensation	(190)	(161)	(100)
Dividend on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	17,956	(11,920)	57,574
Increase (decrease) in cash and cash equivalents	53,041	15,063	2,765
Cash and cash equivalents, beginning of year	28,687	13,624	10,859
Cash and cash equivalents, end of year	81,728	28,687	13,624
Consolidated [Member]
Cash flows from operating activities
Net income	404	900	713
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,100)	(1,649)	(1,445)
Net change in other assets	(734)	(203)	174
Increase (decrease) in other liabilities	(97)	131	7
Net cash provided (used) by operating activities	(1,527)	(821)	(551)
Cash flows from investing activities
Dividends received from subsidiaries			1,300
Net cash provided (used) by investing activities			1,300
Cash flows from financing activities
Net increase (decrease) in master notes	(757)	(2,386)	(2,888)
Net proceeds from issuance of junior subordinated debentures		1,232	2,476
Increase in unearned ESOP compensation	(103)	(161)	(100)
Dividend on preferred stock	(545)	(545)	(545)
Net cash provided (used) by financing activities	(1,405)	(1,860)	(1,057)
Increase (decrease) in cash and cash equivalents	(2,932)	(2,681)	(308)
Cash and cash equivalents, beginning of year	9,449	12,130	12,438
Cash and cash equivalents, end of year	$ 6,517	$ 9,449	$ 12,130